1933 Act Registration No. 002-74747
1940 Act Registration No. 811-03313
As filed with the Securities and Exchange Commission on August 23, 2010

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 63	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 63	☑
FIRST AMERICAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)
(612) 303-7987
(Registrant’s Telephone Number, including Area Code)
Richard J. Ertel
FAF Advisors, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402-7020
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☑	on October 29, 2010 pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

Money Market Funds

Class A Shares

Fund	Ticker Symbols

Government Obligations Fund	FAAXX

Prime Obligations Fund	FIVXX

Tax Free Obligations Fund	FTAXX

Treasury Obligations Fund	FATXX

U.S. Treasury Money Market Fund	FOEXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Government Obligations Fund	1

Prime Obligations Fund	3

Tax Free Obligations Fund	6

Treasury Obligations Fund	9

U.S. Treasury Money Market Fund	12

Additional Summary Information	14

More about the Funds	15

Investment Objectives	15

Investment Strategies	15

Investment Approach	15

Investment Risks	15

Disclosure of Portfolio Holdings	15

Fund Management	16

Investment Advisor	16

Portfolio Managers	17

Shareholder Information	18

Pricing of Fund Shares	18

Share Classes	18

12b-1 Fees	18

Shareholder Servicing Plan	18

Determining Your Share Price	19

Purchasing Fund Shares	19

Redeeming Fund Shares	19

Exchanging Fund Shares	20

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares	21

Dividends and Distributions	22

Taxes	23

Additional Payments to Institutions	23

Staying Informed	23

Financial Highlights	24

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class A

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Government Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Government Obligations Fund	9/24/01	0.02%	2.61%	1.92%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

2

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class A

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
•	non-convertible corporate debt securities.
•	securities issued by the U.S. government or one of its agencies or instrumentalities.
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
•	loan participation interests.
•	repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.

3

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Prime Obligations Fund continued

The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Prime Obligations Fund	9/24/01	0.10%	2.76%	2.02%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

4

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Prime Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

5

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Tax Free Obligations Fund

Investment Objective

Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class A

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
•	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

6

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Tax Free Obligations Fund continued

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
As Of 12/31/09	Date	One Year	Five Years	Inception

Tax Free Obligations Fund	9/24/01	0.00%	1.74%	1.28%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

7

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Tax Free Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

8

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class A

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

The fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in:

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (“FDIC-guaranteed obligations”) and
•	repurchase agreements secured by FDIC-guaranteed obligations.

9

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

FDIC-Guaranteed Obligation Risk — Investments in FDIC-guaranteed obligations subject the fund to the additional risk that payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Treasury Obligations Fund	9/24/01	0.00%	2.40%	1.77%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

10

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

Treasury Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

11

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class A

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

12

Prospectus –	First American Money Market Funds Class A Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

U.S. Treasury Money Market Fund	10/25/04	0.00%	2.23%	2.20%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

13

Prospectus –	First American Money Market Funds Class A Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-FUND	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus –	First American Money Market Funds Class A Shares

More about the Funds

Investment Objectives

The funds’ objectives are described in the “Fund Summaries” section. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Securities Lending

To generate additional income, each fund other than U.S. Treasury Money Market Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. Certain risks are further described below.

Foreign Security Risk.  The foreign securities in which Prime Obligations Fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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Prospectus –	First American Money Market Funds Class A Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Government Obligations Fund		%
Prime Obligations Fund		%
Tax Free Obligations Fund		%
Treasury Obligations Fund		%
U.S. Treasury Money Market Fund		%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.20%, on an annual basis, of the aggregate average daily net assets attributable to Class A shares of all open-end funds in the First American family of funds other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds’ distributor.

Securities Lending Services.  In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Shareholder Servicing Fees.  Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class A shares for providing or arranging for the provision of shareholder services to the holders of its Class A shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

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Prospectus –	First American Money Market Funds Class A Shares

Fund Management

Investment Advisor continued

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The funds are managed by a team of persons associated with FAF Advisors.

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Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the funds on any day when the NYSE is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares” and “Redeeming Fund Shares.”

Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem, or exchange shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class A shares.

Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The 12b-1 fees are equal to 0.25% of the average daily net assets of Class A shares.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost or your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a distribution fee. The funds’ distributor uses the distribution fee to compensate investment professionals or financial institutions for providing distribution-related services to the funds.

Your investment professional or financial institution will continue to receive Rule 12b-1 fees relating to your shares for as long as you hold those shares.

The Board of Directors has approved the suspension or reduction of 12b-1 fee payments by each fund as needed in order to maintain a yield for each share class of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to investment professionals and financial institutions.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class A share net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

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Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information
Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following share class information separately on the website.

Your purchase price for Class A shares is their net asset value.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

You may become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

By Phone.  You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds’ distributor.

You may also purchase shares by calling Investor Services and making a wire transfer or an Automated Clearing House (ACH) transaction from your bank. Before making an initial investment by wire or ACH, you must submit a new account form to the funds and select this option. Be sure to include a cancelled check or pre-printed deposit slip with the form. Once the account is established, you may request the account number and wiring instructions from Investor Services by calling 800 677-FUND. Purchases may then be made by wire transfer or ACH by calling the same number. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the funds’ custodian receives your payment by wire or ACH.

You cannot purchase shares by wire or ACH on days when federally chartered banks are closed.

By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order as payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.  To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

Redeeming Fund Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.

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Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Redeeming Fund Shares continued

If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.  To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account.  You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. The funds may charge a $25 fee for draft checks written against insufficient funds and requests to stop payment on a check. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your investment professional or financial institution.

Exchanging Fund Shares

Exchanges may be made only on days when the NYSE is open.

If your investment goals or your financial needs change, you may move from your First American money market fund to another First American fund. There is no fee to exchange shares.

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Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Exchanging Fund Shares continued

Generally, you may exchange your shares only for the same class of shares of the other fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares for Class A shares of another First American fund, you will have to pay the sales charge imposed by the fund into which you are exchanging, unless your money market fund shares were originally issued in exchange for shares of a fund that had a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Excessive Trading of Fund Shares” below.

The First American money market funds also are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the funds’ distributor. If you are using one of the funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly at 800 677-FUND.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Fund Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may make automatic exchanges on a regular basis of your Class A shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired. You may apply for participation in this program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below every day the NYSE is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time

Prime Obligations Fund	3:30 p.m. Central time

Tax Free Obligations Fund	11:30 a.m. Central time

Treasury Obligations Fund	3:30 p.m. Central time

U.S. Treasury Money Market Fund	12:00 p.m. Central time

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Excessive Trading of Fund Shares

In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds’ board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be

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Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares continued

disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.

Telephone Transactions

You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.

Once a telephone transaction has been placed, it generally cannot be canceled or modified.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Accounts with Low Balances

The funds reserve the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $1,000 for any reason, including market fluctuation.

If the funds elect to liquidate or assess a low balance fee, then annually, on or about the second Wednesday of August, the funds will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you place an exchange order for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on the next business day. In the case of shares purchased by check, because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, you will begin to accrue dividends on the first business day after the fund receives your check (provided our check is received by the time the fund determines its NAV). If you redeem shares and your request is received by the time the fund determines its NAV, you will receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by check, but you will not receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by wire.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

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Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information
Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.”

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the institution sells or may sell; the value of the assets invested in the First American funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each non-systematic purchase or sale of fund shares. Generally, the funds do not send statements for shares held in a brokerage account. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-FUND.

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Prospectus –	First American Money Market Funds Class A Shares

Financial Highlights

The tables that follow present performance information about the Class A shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations Fund

	Fiscal year ended August 31,
Class A Shares	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.004	0.028	0.046	0.038
Dividends (from net investment income)				(0.004)	(0.028)	(0.046)	(0.038)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.36%	2.79%	4.66%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$530,312	$710,680	$384,673	$429,573
Ratio of Expenses to Average Net Assets			%	0.67%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets			%	0.31%	2.58%	4.56%	3.96%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.79%	0.78%	0.78%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.19%	2.55%	4.53%	3.91%

[1]	Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund

	Fiscal year ended August 31,
Class A Shares	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.007	0.031	0.046	0.038
Dividends (from net investment income)				(0.007)	(0.031)	(0.046)	(0.038)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.67%[2]	3.17%[2]	4.70%	3.88%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$1,676,718	$2,315,088	$2,048,485	$1,707,450
Ratio of Expenses to Average Net Assets			%	0.76%	0.78%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets			%	0.71%	3.08%	4.60%	3.81%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.81%	0.78%	0.78%	0.79%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.66%	3.08%	4.60%	3.80%

[1]	Total return would have been lower had certain expenses not been waived.
[2]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

24

Prospectus –	First American Money Market Funds Class A Shares

Financial Highlights

Tax Free Obligations Fund

	Fiscal year ended August 31,
Class A Shares	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.004	0.018	0.029	0.024
Dividends (from net investment income)				(0.004)	(0.018)	(0.029)	(0.024)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.47%	1.86%	2.94%	2.45%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$124,530	$255,762	$172,416	$172,800
Ratio of Expenses to Average Net Assets			%	0.63%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets			%	0.60%	1.80%	2.90%	2.43%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.83%	0.79%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.40%	1.76%	2.85%	2.38%

[1]	Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund

	Fiscal year ended August 31,
Class A Shares	2010			2009	2008	2007	2006
Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.001	0.023	0.045	0.037
Dividends (from net investment income)				(0.001)	(0.023)	(0.045)	(0.037)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.07%	2.30%	4.55%	3.79%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$940,369	$1,391,961	$1,719,685	$1,496,419
Ratio of Expenses to Average Net Assets			%	0.53%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets			%	0.09%	2.34%	4.46%	3.76%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.79%	0.78%	0.78%	0.79%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	(0.17)%	2.31%	4.43%	3.72%

[1]	Total return would have been lower had certain expenses not been waived.

25

Prospectus –	First American Money Market Funds Class A Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
Class A Shares	2010			2009	2008	2007	2006
Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.001	0.020	0.043	0.035
Dividends (from net investment income)				(0.001)	(0.020)	(0.043)	(0.035)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[2]			%	0.08%	2.00%	4.31%	3.56%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$62,194	$89,497	$17,727	$66,783
Ratio of Expenses to Average Net Assets			%	0.44%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets			%	0.11%	1.64%	4.25%	3.96%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.77%	0.80%	0.82%	0.84%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	(0.22)%	1.59%	4.18%	3.87%

[1]	Total return would have been lower had certain expenses not been waived.

26

Prospectus –	First American Money Market Funds Class A Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMA 10/10

Money Market Funds

Class B and Class C Shares

Share Classes/
Ticker Symbols
Fund	Class B	Class C

Prime Obligations Fund	FPBXX	FAVXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summary	1

Prime Obligations Fund	1

More about the Fund	4

Investment Objective	4

Investment Strategies	4

Investment Approach	4

Investment Risks	4

Disclosure of Portfolio Holdings	4

Fund Management	5

Investment Advisor	5

Portfolio Managers	5

Shareholder Information	6

Pricing of Fund Shares	6

Share Classes	6

12b-1 Fees	6

Determining Your Share Price	7

Purchasing Fund Shares	8

Redeeming Fund Shares	9

Exchanging Fund Shares	10

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares	10

Dividends and Distributions	11

Taxes	11

Additional Payments to Institutions	12

Staying Informed	12

Financial Highlights	13

Fund Summary

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class B	Class C

Maximum Sales Charge (Load)	None[1]	None[1]

Maximum Deferred Sales Charge (Load)	5.00%	1.00%

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%	0.10%

Distribution and/or Service (12b-1) Fees	1.00%	1.00%

Other Expenses:

Shareholder Servicing Fee	None	None

Miscellaneous	%	%

Total Annual Fund Operating Expenses	%	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class B	Class B	Class C	Class C
	assuming	assuming no	assuming	assuming no
	redemption	redemption	redemption	redemption
	at end of	at end of	at end of	at end of
	each period	each period	each period	each period
1 year	$	$	$	$

3 years	$	$	$	$

5 years	$	$	$	$

10 years	$	$	$	$

[1]	Class B and Class C shares are available only in exchange for Class B and Class C shares, respectively, of another fund. The contingent deferred sales charge imposed when you redeem your Class B or Class C shares will be based on the date you purchased shares of the original fund.

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
•	non-convertible corporate debt securities.
•	securities issued by the U.S. government or one of its agencies or instrumentalities.
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
•	loan participation interests.
•	repurchase agreements for the securities in which the fund may invest.

1

Prospectus –	First American Money Market Funds Class B and C Shares

Fund Summary

Prime Obligations Fund continued

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.

The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

2

Prospectus –	First American Money Market Funds Class B and C Shares

Fund Summary

Prime Obligations Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year		Five Years	Ten Years

Prime Obligations Fund (Class B)	1/23/95	(4	.98)%	2.01%	2.06%

Prime Obligations Fund (Class C)	2/1/99	(0	.98)%	2.38%	2.06%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any day when the New York Stock Exchange (NYSE) is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

You can become a shareholder in the fund by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the fund at:

Phone	Regular Mail	Overnight Express Mail

800-677-FUND	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Prospectus –	First American Money Market Funds Class B and C Shares

More about the Fund

Investment Objective

The fund’s objective is described in the “Fund Summary” section. Please remember, there is no guarantee that the fund will achieve its objective.

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require the fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in the fund are identified in the “Fund Summary” section. Certain risks are further described below.

Foreign Security Risk.  The foreign securities in which the fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

4

Prospectus –	First American Money Market Funds Class B and C Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

For the fund’s most recently completed fiscal year, the fund paid the investment advisor a monthly management fee equal to an annual rate of     % of average daily net assets, after taking into account fee waivers, for providing investment advisory services to the fund.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement appears in the fund’s annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the fund’s investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays FAF Advisors the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class B and Class C shares of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the fund’s distributor.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons associated with FAF Advisors.

5

Prospectus –	First American Money Market Funds Class B and C Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any day when the NYSE is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares” and “Redeeming Fund Shares.”

Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem, or exchange shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the fund.

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class B and Class C shares.

Class B Shares

Class B shares are available only in exchange for Class B shares of another First American fund. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

•	an annual distribution and service (12b-1) fee of 1.00%.
•	a back-end sales charge, called a “contingent deferred sales charge,” if you redeem your shares within six years of the date you purchased the original fund shares.
•	Automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

Class C Shares

Class C shares are available only in exchange for Class C shares of another First American fund, including through a systematic exchange program that will be used to purchase Class C shares of those funds. See “Exchanging Fund Shares — By Systematic Exchange Plan.” Prime Obligations Fund Class C shares:

•	are subject to a 1.00% contingent deferred sales charge if you redeem your shares within 12 months of the date you purchased the original fund shares.
•	have an annual distribution and service (12b-1) fee of 1.00%.
•	do not convert to Class A shares.

12b-1 Fees

The fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. For Class B and Class C shares, the 12b-1 fees are equal to 1.00% of the average daily net assets of Class B and Class C shares, respectively.

6

Prospectus –	First American Money Market Funds Class B and C Shares

Shareholder Information

12b-1 Fees continued

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost or your investment and may cost you more than paying other types of sales charges.

For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.75% of average daily net assets attributable to Class B or Class C shares, respectively, is a distribution fee. The fund’s distributor uses the distribution fee to compensate investment professionals or financial institutions for providing distribution-related services to the fund. The fund’s distributor pays institutions which sell Class C shares the 0.75% annual distribution fee beginning one year after the shares are sold, but only if the shareholder continues to hold the shares at that time. The fund’s distributor retains the Class B share 0.75% annual distribution fee in order to finance costs associated with the payment of sales commissions to investment professionals and financial institutions.

For Class B and Class C shares, the remaining portion of the 12b-1 fee, equal to 0.25% of the respective Class’s average daily net assets, is a shareholder servicing fee. The fund’s distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and “one-stop” mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of the fund’s Class B and Class C share average daily net assets attributable to shares sold through such institutions. These fees are paid beginning one year after the shares are sold, but only if the shareholder continues to hold the shares at that time.

Your investment professional or financial institution will continue to receive Rule 12b-1 fees relating to your shares for as long as you hold those shares.

The board of directors has approved the suspension or reduction of 12b-1 fee payments by the fund as needed in order to maintain a yield for each share class of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to investment professionals and financial institutions.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following share class information separately on the website.

Class B Shares

Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund. Class B shares are otherwise unavailable to new investors and additional investments.

Your purchase price for Class B shares is their net asset value — there is no front-end sales charge. However, if you redeem Prime Obligations Fund Class B shares within six years of the date that you first purchased the Class B shares that you exchanged for those Prime Obligations Fund shares, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). The fund’s distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your original fund shares when they were purchased or on the value of the Prime Obligations Fund Class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year Since Purchase	CDSC as a % of the
of Original Fund Shares	Value of Your Shares

First	5%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh	0%
Eighth	0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased your original Class B shares.

7

Prospectus –	First American Money Market Funds Class B and C Shares

Shareholder Information

Determining Your Share Price continued

The CDSC will be waived for:

•	redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.
•	redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. The 12% annual limit will be based on the value of your account at the time of each withdrawal.
•	redemptions required as a result of over contribution to an IRA plan.

Class C Shares

The fund’s Class C shares are available only in exchange for Class C shares of another First American fund, including through a systematic exchange program that will be used to purchase Class C shares of those funds. See “Exchanging Fund Shares — By Systematic Exchange Plan,” below. When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a front-end sales charge. However, if you redeem your Prime Obligations Class C shares within 12 months of the date that they were originally purchased or, if they were received in exchange for Class C shares of another fund, the date that those original shares were purchased, you will be assessed a CDSC of 1% of the value of the original fund shares at the time of purchase or the Prime Obligations Fund Class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Although you pay no front-end sales charge when you purchase Class C shares, the fund’s distributor pays a sales commission of 1% of the amount invested to investment professionals and financial institutions that sell Class C shares. The distributor receives any CDSC imposed when you redeem your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See “Class B Shares” above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

You may become a shareholder in the fund by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

By Phone.  You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund’s distributor.

You may also purchase shares by calling Investor Services and making a wire transfer or an Automated Clearing House (ACH) transaction from your bank. Before making an initial investment by wire or ACH, you must submit a new account form to the fund and select this option. Be sure to include a cancelled check or pre-printed deposit slip with the form. Once the account is established, you may request the account number and wiring instructions from Investor Services by calling 800 677-FUND. Purchases may then be made by wire transfer or ACH by calling the same number. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the fund’s custodian receives your payment by wire or ACH.

You cannot purchase shares by wire or ACH on days when federally chartered banks are closed.

By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

8

Prospectus –	First American Money Market Funds Class B and C Shares

Shareholder Information

Purchasing Fund Shares continued

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order as payment.
•	If a check or ACH transaction does not clear your bank, the fund reserves the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.  To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

Redeeming Fund Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.

If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The fund charges a $15 fee for wire redemptions, but has the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The fund reserves the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.  To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the fund reserves the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

9

Prospectus –	First American Money Market Funds Class B and C Shares

Shareholder Information

Redeeming Fund Shares continued

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your investment professional or financial institution.

Exchanging Fund Shares

Exchanges may be made only on days when the NYSE is open.

If your investment goals or your financial needs change, you may move from your First American money market fund to another First American fund. There is no fee to exchange shares.

Generally, you may exchange your shares only for the same class of shares of the other fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. The fund has the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Excessive Trading of Fund Shares” below.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the fund directly at 800 677-FUND.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Fund Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may make automatic exchanges on a regular basis of your Class B or Class C shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired. You may apply for participation in this program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time every day the NYSE is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Excessive Trading of Fund Shares

In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds’ board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including

10

Prospectus –	First American Money Market Funds Class B and C Shares

Shareholder Information

Additional Information on Purchasing, Redeeming and Exchanging Fund Shares continued

reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.

Telephone Transactions

You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.

Once a telephone transaction has been placed, it generally cannot be canceled or modified.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

Accounts with Low Balances

The fund reserves the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $1,000 for any reason, including market fluctuation.

If the fund elects to liquidate or assess a low balance fee, then annually, on or about the second Wednesday of August, the fund will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the fund’s low balance account policy.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you place an exchange order for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on the next business day. If you redeem shares and your request is received by the time the fund determines its NAV, you will receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by check, but you will not receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by wire.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

11

Prospectus –	First American Money Market Funds Class B and C Shares

Shareholder Information

Taxes continued

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.”

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the institution sells or may sell; the value of the assets invested in the First American funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor, and/or the distributor in the fund’s SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each non-systematic purchase or sale of fund shares. Generally, the fund does not send statements for shares held in a brokerage account. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-FUND.

12

Prospectus –	First American Money Market Funds Class B and C Shares

Financial Highlights

The tables that follow present performance information about Class B and Class C shares of the fund. This information is intended to help you understand the fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Prime Obligations Fund

	Fiscal year ended August 31,
Class B Shares	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.004	0.026	0.042	0.034
Dividends (from net investment income)				(0.004)	(0.026)	(0.042)	(0.034)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.45%[2]	2.70%[2]	4.23%	3.42%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$1,439	$5,610	$11,789	$11,769
Ratio of Expenses to Average Net Assets			%	1.02%	1.23%	1.23%	1.23%
Ratio of Net Investment Income to Average Net Assets			%	0.48%	2.63%	4.16%	3.40%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.27%	1.23%	1.23%	1.24%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.23%	2.63%	4.16%	3.39%

[1]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[2]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

	Fiscal year ended August 31,
Class C Shares	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.004	0.027	0.042	0.034
Dividends (from net investment income)				(0.004)	(0.027)	(0.042)	(0.034)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.45%[2]	2.71%[2]	4.26%	3.42%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3,312	$5,060	$10,545	$14,486
Ratio of Expenses to Average Net Assets			%	0.98%	1.23%	1.23%	1.23%
Ratio of Net Investment Income to Average Net Assets			%	0.43%	2.65%	4.18%	3.41%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.26%	1.23%	1.23%	1.24%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.15%	2.65%	4.18%	3.40%

[1]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[2]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

13

Prospectus –	First American Money Market Funds Class B and C Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.

•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMBC 10/10

Money Market Funds
Class D Shares

Fund	Ticker Symbols

Government Obligations Fund	FGDXX

Prime Obligations Fund	FPDXX

Tax Free Obligations Fund	FFDXX

Treasury Obligations Fund	FTDXX

U.S. Treasury Money Market Fund	FODXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Government Obligations Fund	1

Prime Obligations Fund	3

Tax Free Obligations Fund	6

Treasury Obligations Fund	9

U.S. Treasury Money Market Fund	11

Additional Summary Information	13

More about the Funds	14

Investment Objectives	14

Investment Strategies	14

Investment Approach	14

Investment Risks	14

Disclosure of Portfolio Holdings	15

Fund Management	16

Investment Advisor	16

Portfolio Managers	17

Shareholder Information	18

Pricing of Fund Shares	18

Share Classes	18

12b-1 Fees	18

Shareholder Servicing Plan	18

Purchasing and Redeeming Fund Shares	19

Additional Information on Purchasing and Redeeming Fund Shares	19

Dividends and Distributions	19

Taxes	20

Additional Payments to Institutions	20

Staying Informed	20

Financial Highlights	21

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class D

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

1

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Government Obligations Fund continued

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Government Obligations Fund	1/21/95	0.05%	2.74%	2.59%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

2

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class D

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
•	non-convertible corporate debt securities.
•	securities issued by the U.S. government or one of its agencies or instrumentalities.
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
•	loan participation interests.
•	repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.

3

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Prime Obligations Fund continued

The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Prime Obligations Fund	1/24/95	0.16%	2.90%	2.70%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

4

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Prime Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

5

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Tax Free Obligations Fund

Investment Objective

Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class D

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
•	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

6

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Tax Free Obligations Fund continued

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Tax Free Obligations Fund	11/26/97	0.00%	1.86%	1.72%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

7

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Tax Free Obligations Fund continued

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

8

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class D

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

The fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in:

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (“FDIC-guaranteed obligations”) and
•	repurchase agreements secured by FDIC-guaranteed obligations.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

9

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

Treasury Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

FDIC-Guaranteed Obligation Risk — Investments in FDIC-guaranteed obligations subject the fund to the additional risk that payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Treasury Obligations Fund	10/4/93	0.02%	2.52%	2.43%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

10

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class D

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses:
Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

11

Prospectus –	First American Money Market Funds Class D Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

U.S. Treasury Money Market Fund	10/25/04	0.00%	2.35%	2.32%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

12

Prospectus –	First American Money Market Funds Class D Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial institution.

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

Prospectus –	First American Money Market Funds Class D Shares

More about the Funds

Investment Objectives

The funds’ objectives are described in the “Fund Summaries” section. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Securities Lending

To generate additional income, each fund other than U.S. Treasury Money Market Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. Certain risks are further described below.

Foreign Security Risk.  The foreign securities in which Prime Obligations Fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

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Prospectus –	First American Money Market Funds Class D Shares

More about the Funds

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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Prospectus –	First American Money Market Funds Class D Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Government Obligations Fund		%
Prime Obligations Fund		%
Tax Free Obligations Fund		%
Treasury Obligations Fund		%
U.S. Money Market Fund		%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class D shares of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds’ distributor.

Securities Lending Services.  In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Shareholder Servicing Fees.  Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class D shares for providing or arranging for the provision of shareholder services to the holders of its Class D shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

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Prospectus –	First American Money Market Funds Class D Shares

Fund Management

Investment Advisor continued

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The funds are managed by a team of persons associated with FAF Advisors.

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Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the funds on any day when the NYSE is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class D shares.

Class D shares are only available to certain accounts for which U.S. Bank National Association (U.S. Bank) acts in a fiduciary, agency, or custodial capacity. Class D shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost or your investment and may cost you more than paying other types of sales charges.

The funds’ distributor uses the distribution fee to compensate U.S. Bank for providing distribution-related services to the funds. U.S. Bank receives annual fees equal to 0.15% of each fund’s Class D average daily net assets attributable to shares sold through them. U.S. Bank will continue to receive Rule 12b-1 distribution fees relating to your Class D shares for as long as you hold those shares.

The Board of Directors has approved the suspension or reduction of 12b-1 fee payments by each fund as needed in order to maintain a yield for the Class D shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to U.S. Bank.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

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Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information
Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below every day the NYSE is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

Deadline for orders to be received in
order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

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Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information
Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.”

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the institution sells or may sell; the value of the assets invested in the First American funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to U.S. Bank to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask U.S. Bank for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services U.S. Bank provides, as well as about fees and/or commissions U.S. Bank charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

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Prospectus –	First American Money Market Funds Class D Shares

Financial Highlights

The tables that follow present performance information about the Class D shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations Fund

	Fiscal year ended August 31,
	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$.100	$1.00	$1.00	$1.00

Net Investment Income				0.004	0.029	0.047	0.039
Dividends (from net investment income)				(0.004)	(0.029)	(0.047)	(0.039)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.44%	2.95%	4.82%	4.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2,973,885	$2,628,910	$1,320,996	$1,307,002
Ratio of Expenses to Average Net Assets			%	0.59%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets			%	0.40%	2.59%	4.71%	3.90%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.65%	0.63%	0.63%	0.65%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.34%	2.56%	4.68%	3.85%

[1]	Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund

	Fiscal year ended August 31,
	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.008	0.033	0.048	0.040
Dividends (from net investment income)				(0.008)	(0.033)	(0.048)	(0.040)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.79%[2]	3.32%[2]	4.86%	4.04%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2,473,134	$1,936,019	$1,102,093	$965,305
Ratio of Expenses to Average Net Assets			%	0.64%	0.63%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets			%	0.71%	3.07%	4.76%	4.00%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.66%	0.63%	0.63%	0.64%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.69%	3.07%	4.76%	3.99%

[1]	Total return would have been lower had certain expenses not been waived.
[2]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

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Prospectus –	First American Money Market Funds Class D Shares

Financial Highlights

Tax Free Obligations Fund

	Fiscal year ended August 31,
	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.005	0.020	0.031	0.026
Dividends (from net investment income)				(0.005)	(0.020)	(0.031)	(0.026)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.52%	2.01%	3.09%	2.61%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$48,884	$159,924	$51,119	$47,306
Ratio of Expenses to Average Net Assets			%	0.57%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets			%	0.64%	1.75%	3.05%	2.60%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.68%	0.64%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.53%	1.71%	3.00%	2.55%

[1]	Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund

	Fiscal year ended August 31,
	2010			2009	2008	2007	2006
Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.001	0.024	0.046	0.039
Dividends (from net investment income)				(0.001)	(0.024)	(0.046)	(0.039)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.11%	2.45%	4.71%	3.95%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3,411,407	$6,868,518	$7,232,055	$6,051,333
Ratio of Expenses to Average Net Assets			%	0.50%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets			%	0.15%	2.45%	4.61%	3.93%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.64%	0.63%	0.63%	0.64%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.01%	2.42%	4.58%	3.89%

[1]	Total return would have been lower had certain expenses not been waived.

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Prospectus –	First American Money Market Funds Class D Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
	2010			2009	2008	2007	2006
Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.001	0.021	0.044	0.037
Dividends (from net investment income)				(0.001)	(0.021)	(0.044)	(0.037)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.12%	2.15%	4.47%	3.71%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$133,882	$321,431	$230,031	$188,499
Ratio of Expenses to Average Net Assets			%	0.42%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets			%	0.16%	2.09%	4.37%	3.62%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.64%	0.65%	0.67%	0.69%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	(0.06)%	2.04%	4.30%	3.53%

[1]	Total return would have been lower had certain expenses not been waived.

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Prospectus –	First American Money Market Funds Class D Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMD 10/10

Money Market Funds

Class I Shares

Ticker Symbol
Fund

Prime Obligations Fund	FIUXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summary	1

Prime Obligations Fund	1

More about the Fund	4

Investment Objectives	4

Investment Strategies	4

Investment Approach	4

Investment Risks	4

Disclosure of Portfolio Holdings	4

Fund Management	5

Investment Advisor	5

Portfolio Managers	5

Shareholder Information	6

Pricing of Fund Shares	6

Share Classes	6

Shareholder Servicing Plan	6

Purchasing and Redeeming Fund Shares	6

Additional Information on Purchasing and Redeeming Fund Shares	7

Dividends and Distributions	7

Taxes	7

Additional Payments to Institutions	7

Staying Informed	8

Financial Highlights	9

Fund Summary

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class I

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee	0.20%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
•	non-convertible corporate debt securities.
•	securities issued by the U.S. government or one of its agencies or instrumentalities.
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
•	loan participation interests.
•	repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.

1

Prospectus –	First American Money Market Funds Class I Shares

Fund Summaries

Prime Obligations Fund continued

The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Prime Obligations Fund	9/24/01	0.28%	3.11%	2.39%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

2

Prospectus –	First American Money Market Funds Class I Shares

Fund Summaries

Prime Obligations Fund continued

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any day when the New York Stock Exchange (NYSE) is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

You can become a shareholder in the fund by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial institution.

Tax Information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Prospectus –	First American Money Market Funds Class I Shares

More about the Fund

Investment Objective

The fund’s objective is described in the “Fund Summary” section. Please remember, there is no guarantee that the fund will achieve its objective.

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require the fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in the fund are identified in the “Fund Summary” section. Certain risks are further described below.

Foreign Security Risk.  The foreign securities in which the fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

4

Prospectus –	First American Money Market Funds Class I Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

For the fund’s most recently completed fiscal year, the fund paid the investment advisor a monthly management fee equal to an annual rate of     % of average daily net assets, after taking into account fee waivers, for providing investment advisory services to the fund.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement appears in the fund’s annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the fund’s investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays FAF Advisors the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class I shares of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Shareholder Servicing Fees.  The fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.20% of its average daily net assets attributable to Class I shares for providing or arranging for the provision of shareholder services to the holders of its Class I shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons associated with FAF Advisors.

5

Prospectus –	First American Money Market Funds Class I Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any day when the NYSE is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class I shares.

Class I Shares

Class I shares are only available to certain accounts for which U.S. Bank National Association (U.S. Bank) acts in a fiduciary, agency, or custodial capacity, and to existing Class I share accounts owned by Great-West Life & Annuity Insurance Company and Ranier Investment Management Mutual Funds. Class I shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class I shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.20% of average daily Class I share net assets for providing or arranging for the provision of shareholder services to the holders of Class I shares. No distribution-related services are provided under this plan and agreement.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

6

Prospectus –	First American Money Market Funds Class I Shares

Shareholder Information
Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time every day the NYSE is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Excessive Trading of Fund Shares

In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds’ board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you place an exchange order for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on the next business day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to U.S. Bank out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of U.S. Bank’s customers. The amounts of these payments may be significant, and may create an incentive for U.S. Bank or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that U.S. Bank sells or may sell; the value of the assets invested in the First American funds by U.S. Bank’s customers; lump sum payment for services provided; the type and nature of services or support furnished by U.S. Bank; and/or other measures as determined from time to time by the advisor and/or distributor.

7

Prospectus –	First American Money Market Funds Class I Shares

Shareholder Information

Additional Payments to Institutions
continued

The advisor and/or distributor may make other payments or allow other promotional incentives to U.S. Bank to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. U.S. Bank also receives payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.

You can ask your U.S. Bank for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services U.S. Bank provides, as well as about fees and/or commissions U.S. Bank charges. You can also find more details about payments made by the advisor, and/or the distributor in the fund’s SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

8

Prospectus –	First American Money Market Funds Class I Shares

Financial Highlights

The tables that follow present performance information about the Class I shares of Prime Obligations Fund. This information is intended to help you understand the fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Prime Obligations Fund

	Fiscal year ended August 31,
	2010			2009	2008	2007	2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income				0.010	0.035	0.050	0.042
Dividends (from net investment income)				(0.010)	(0.035)	(0.050)	(0.042)

Net Asset Value, End of Period		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[1]			%	0.98%[2]	3.56%[2]	5.10%	4.28%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$5,275,495	$1,608,965	$1,652,385	$1,932,477
Ratio of Expenses to Average Net Assets			%	0.45%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets			%	0.81%	3.49%	4.98%	4.16%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.46%	0.43%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.80%	3.46%	4.95%	4.12%

[1]	Total return would have been lower had certain expenses not been waived.
[2]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

9

Prospectus –	First American Money Market Funds Class I Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROPRIMEI 10/10

Money Market Funds

Class Y Shares

Fund	Ticker Symbols

Government Obligations Fund	FGVXX

Prime Obligations Fund	FAIXX

Tax Free Obligations Fund	FFCXX

Treasury Obligations Fund	FOCXX

U.S. Treasury Money Market Fund	FOYXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Government Obligations Fund	1

Prime Obligations Fund	3

Tax Free Obligations Fund	6

Treasury Obligations Fund	9

U.S. Treasury Money Market Fund	12

Additional Summary Information	14

More about the Funds	15

Investment Objectives	15

Investment Strategies	15

Investment Approach	15

Investment Risks	15

Disclosure of Portfolio Holdings	16

Fund Management	17

Investment Advisor	17

Portfolio Managers	18

Shareholder Information	19

Pricing of Fund Shares	19

Share Classes	19

Shareholder Servicing Plan	19

Purchasing and Redeeming Fund Shares	19

Additional Information on Purchasing and Redeeming Fund Shares	20

Dividends and Distributions	20

Taxes	20

Additional Payments to Institutions	20

Staying Informed	21

Financial Highlights	22

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

1

Prospectus –	First American Money Market Funds Class Y Shares

Fund Summaries

Government Obligations Fund continued

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years
Government Obligations Fund	3/1/90	0.10%	2.87%	2.73%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

2

Prospectus –	First American Money Market Funds Class Y Shares

Fund Summaries

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.
•	securities issued by the U.S. government or one of its agencies or instrumentalities.
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
•	loan participation interests.
•	repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.

3
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Summaries

Prime Obligations Fund continued

The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Prime Obligations Fund	3/1/90	0.25%	3.04%	2.85%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

4
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Summaries

Prime Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

5

Prospectus –	First American Money Market Funds Class Y Shares

Fund Summaries

Tax Free Obligations Fund

Investment Objective

Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
•	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

6
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Summaries

Tax Free Obligations Fund continued

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Tax Free Obligations Fund	1/9/95	0.02%	1.98%	1.85%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

7
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Summaries

Tax Free Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

8

Prospectus –	First American Money Market Funds Class Y Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

The fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in:

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (“FDIC-guaranteed obligations”) and
•	repurchase agreements secured by FDIC-guaranteed obligations.

9
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

FDIC-Guaranteed Obligation Risk — Investments in FDIC-guaranteed obligations subject the fund to the additional risk that payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Treasury Obligations Fund	1/24/95	0.06%	2.65%	2.57%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

10
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Summaries

Treasury Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

11

Prospectus –	First American Money Market Funds Class Y Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

12
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

U.S. Treasury Money Market Fund	10/25/04	0.00%	2.47%	2.44%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

13
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial institution.

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

More about the Funds

Investment Objectives

The funds’ objectives are described in the “Fund Summaries” section. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Securities Lending

To generate additional income, each fund other than U.S. Treasury Money Market Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. Certain risks are further described below.

Foreign Security Risk.  The foreign securities in which Prime Obligations Fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

15
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

More about the Funds

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Government Obligations Fund		%
Prime Obligations Fund		%
Tax Free Obligations Fund		%
Treasury Obligations Fund		%
U.S. Money Market Fund		%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class Y shares of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Securities Lending Services.  In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Shareholder Servicing Fees.  Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class Y shares for providing or arranging for the provision of shareholder services to the holders of its Class Y shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

17
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Fund Management

Portfolio Managers

The funds are managed by a team of persons associated with FAF Advisors.

18
                                                                                                                                                                                    Prospectus – First American Money Market Funds
Class Y Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the funds on any day when the NYSE is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial institution for more information.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class Y shares.

Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class Y shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y share net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

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Prospectus –	First American Money Market Funds Class Y Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below every day the NYSE is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.”

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the institution sells or may sell; the value of the assets invested in the First American funds by the institution’s customers; reimbursement of ticket or operational charges

20

Prospectus –	First American Money Market Funds Class Y Shares

Shareholder Information

Additional Payments to Institutions continued

(fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

21

Prospectus –	First American Money Market Funds Class Y Shares

Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations Fund

	Fiscal year ended August 31,
	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.005		0.031		0.049		0.041
Dividends (from net investment income)			(0.005)		(0.031)		(0.049)		(0.041)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.55%		3.10%		4.97%		4.17%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$6,837	,427	$6,935	,957	$3,649	,102	$3,128	,539
Ratio of Expenses to Average Net Assets		%	0.48%		0.45%		0.45%		0.45%
Ratio of Net Investment Income to Average Net Assets		%	0.52%		2.81%		4.86%		4.17%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.50%		0.48%		0.48%		0.50%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.50%		2.78%		4.83%		4.12%

[1]	Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund

	Fiscal year ended August 31,
	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.009		0.034		0.049		0.041
Dividends (from net investment income)			(0.009)		(0.034)		(0.049)		(0.041)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0	.92%[2]	3	.48%[2]	5.02%		4.20%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$7,249	,566	$8,092	,898	$6,189	,316	$5,900	,840
Ratio of Expenses to Average Net Assets		%	0.51%		0.48%		0.48%		0.48%
Ratio of Net Investment Income to Average Net Assets		%	0.89%		3.35%		4.90%		4.15%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.51%		0.48%		0.48%		0.49%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.89%		3.35%		4.90%		4.14%

[1]	Total return would have been lower had certain expenses not been waived.
[2]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

22

Prospectus –	First American Money Market Funds Class Y Shares

Financial Highlights

Tax Free Obligations Fund

	Fiscal year ended August 31,
	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.006		0.021		0.032		0.027
Dividends (from net investment income)			(0.006)		(0.021)		(0.032)		(0.027)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.59%		2.17%		3.25%		2.76%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$753	,405	$1,281	,930	$1,197	,152	$884	,041
Ratio of Expenses to Average Net Assets		%	0.49%		0.45%		0.45%		0.45%
Ratio of Net Investment Income to Average Net Assets		%	0.69%		2.12%		3.20%		2.71%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.53%		0.49%		0.50%		0.50%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.65%		2.08%		3.15%		2.66%

[1]	Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund

	Fiscal year ended August 31,
	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.002		0.027		0.048		0.040
Dividends (from net investment income)			(0.002)		(0.027)		(0.048)		(0.040)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.18%		2.60%		4.86%		4.10%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$4,692	,210	$5,482	,050	$6,143	,979	$5,395	,566
Ratio of Expenses to Average Net Assets		%	0.41%		0.45%		0.45%		0.45%
Ratio of Net Investment Income to Average Net Assets		%	0.19%		2.62%		4.75%		4.14%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.49%		0.48%		0.48%		0.49%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.11%		2.59%		4.72%		4.10%

[1]	Total return would have been lower had certain expenses not been waived.

23

Prospectus –	First American Money Market Funds Class Y Shares

Financial Highlights

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.002		0.023		0.046		0.038
Dividends (from net investment income)			(0.002)		(0.023)		(0.046)		(0.038)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0	.16%	2.30%		4.62%		3.87%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$426	,875	$570	,751	$462	,391	$355	,081
Ratio of Expenses to Average Net Assets		%	0.36%		0.45%		0.45%		0.45%
Ratio of Net Investment Income to Average Net Assets		%	0.18%		2.22%		4.53%		3.91%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.50%		0.50%		0.52%		0.54%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.04%		2.17%		4.46%		3.82%

[1]	Total return would have been lower had certain expenses not been waived.

24

Prospectus –	First American Money Market Funds Class Y Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMY 10/10

Money Market Funds

Class Z Shares

Fund	Ticker Symbols

Government Obligations Fund	FGZXX

Prime Obligations Fund	FPZXX

Tax Free Obligations Fund	FTZXX

Treasury Obligations Fund	FUZXX

U.S. Treasury Money Market Fund	FOZXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Government Obligations Fund	1

Prime Obligations Fund	3

Tax Free Obligations Fund	6

Treasury Obligations Fund	9

U.S. Treasury Money Market Fund	11

Additional Summary Information	13

More about the Funds	14

Investment Objectives	14

Investment Strategies	14

Investment Approach	14

Investment Risks	14

Disclosure of Portfolio Holdings	14

Fund Management	15

Investment Advisor	15

Portfolio Managers	15

Shareholder Information	16

Pricing of Fund Shares	16

Share Classes	16

Purchasing and Redeeming Fund Shares	16

Additional Information on Purchasing and Redeeming Fund Shares	16

Dividends and Distributions	17

Taxes	17

Additional Payments to Institutions	17

Staying Informed	18

Financial Highlights	19

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Z

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

1

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Government Obligations Fund continued

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Government Obligations Fund	12/1/03	0.28%	3.11%	2.77%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

2

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Z

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).

•	non-convertible corporate debt securities.

•	securities issued by the U.S. government or one of its agencies or instrumentalities.

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

•	loan participation interests.

•	repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.

3

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Prime Obligations Fund continued

The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Prime Obligations Fund	8/1/03	0.46%	3.31%	2.84%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

4

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Prime Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

5

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Tax Free Obligations Fund

Investment Objective

Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Z

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

•	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

6

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Tax Free Obligations Fund continued

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Tax Free Obligations Fund	12/1/03	0.16%	2.22%	2.01%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

7

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Tax Free Obligations Fund continued

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

8

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Z

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

The fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in:

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (“FDIC-guaranteed obligations”) and

•	repurchase agreements secured by FDIC-guaranteed obligations.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

9

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Treasury Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

FDIC-Guaranteed Obligation Risk — Investments in FDIC-guaranteed obligations subject the fund to the additional risk that payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
as of 12/31/09	Date	One Year	Five Years	Inception

Treasury Obligations Fund	12/1/03	0.17%	2.87%	2.56%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

10

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class Z

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses - If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

11

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
as of 12/31/09	Date	One Year	Five Years	Inception

U.S. Treasury Money Market Fund	10/25/04	0.03%	2.69%	2.66%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

12

Prospectus –	First American Money Market Funds Class Z Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;

•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or

•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial institution.

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

Prospectus –	First American Money Market Funds Class Z Shares

More about the Funds

Investment Objectives

The funds’ objectives are described in the “Fund Summaries” section. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Securities Lending

To generate additional income, each fund other than U.S. Treasury Money Market Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. Certain risks are further described below.

Foreign Security Risk.  The foreign securities in which Prime Obligations Fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

14

Prospectus –	First American Money Market Funds Class Z Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Government Obligations Fund		%
Prime Obligations Fund		%
Tax Free Obligations Fund		%
Treasury Obligations Fund		%
U.S. Money Market Fund		%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Securities Lending Services.  In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The funds are managed by a team of persons associated with FAF Advisors.

15

Prospectus –	First American Money Market Funds Class Z Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the funds on any day when the NYSE is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;

•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or

•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some investment professionals or financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your investment professional or financial institution for more information.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class Z shares.

Class Z shares are available for a minimum initial investment of at least $10 million in any one fund. Shares are also available to the funds’ directors under the board’s deferred compensation plan and to other mutual fund families for whom U.S. Bancorp Fund Services, LLC provides administration services. Class Z shares are offered at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.
You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below every day the NYSE is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on

16

Prospectus –	First American Money Market Funds Class Z Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares continued

which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.”

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the institution sells or may sell; the value of the assets invested in the First American funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

17

Prospectus –	First American Money Market Funds Class Z Shares

Shareholder Information

Additional Payments to Institutions continued

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

18

Prospectus –	First American Money Market Funds Class Z Shares

Financial Highlights

The tables that follow present performance information about the Class Z shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations Fund

	Fiscal year ended August 31,
Class Z Shares	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.008		0.033		0.051		0.043
Dividends (from net investment income)			(0.008)		(0.033)		(0.051)		(0.043)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.79%		3.36%		5.23%		4.43%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$8,402	,541	$1,915	,386	$784	,556	$434	,248
Ratio of Expenses to Average Net Assets		%	0.24%		0.20%		0.20%		0.20%
Ratio of Net Investment Income to Average Net Assets		%	0.59%		3.04%		5.10%		4.34%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.24%		0.23%		0.23%		0.25%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.59%		3.01%		5.07%		4.29%

[1]	Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund

	Fiscal year ended August 31,
Class Z Shares	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.012		0.037		0.052		0.044
Dividends (from net investment income)			(0.012)		(0.037)		(0.052)		(0.044)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	1	.18%[2]	3	.77%[2]	5.31%		4.49%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$13,745	,864	$8,864	,378	$6,100	,756	$5,095	,307
Ratio of Expenses to Average Net Assets		%	0.25%		0.20%		0.20%		0.20%
Ratio of Net Investment Income to Average Net Assets		%	1.03%		3.49%		5.19%		4.48%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.26%		0.23%		0.23%		0.24%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			1.02%		3.46%		5.16%		4.44%

[1]	Total return would have been lower had certain expenses not been waived.
[2]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

19

Prospectus –	First American Money Market Funds Class Z Shares

Financial Highlights

Tax Free Obligations Fund

	Fiscal year ended August 31,
Class Z Shares	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.008		0.024		0.035		0.030
Dividends (from net investment income)			(0.008)		(0.024)		(0.035)		(0.030)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.80%		2.42%		3.51%		3.02%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$731	,472	$644	,429	$923	,878	$711	,489
Ratio of Expenses to Average Net Assets		%	0.27%		0.20%		0.20%		0.20%
Ratio of Net Investment Income to Average Net Assets		%	0.75%		2.52%		3.46%		2.99%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.28%		0.24%		0.25%		0.25%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.74%		2.48%		3.41%		2.94%

[1]	Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund

	Fiscal year ended August 31,
Class Z Shares	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.004		0.028		0.051		0.043
Dividends (from net investment income)			(0.004)		(0.028)		(0.051)		(0.043)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.36%		2.86%		5.13%		4.36%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$1,926	,914	$3,713	,560	$2,596	,399	$877	,206
Ratio of Expenses to Average Net Assets		%	0.23%		0.20%		0.20%		0.20%
Ratio of Net Investment Income to Average Net Assets		%	0.38%		2.74%		4.98%		4.29%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.24%		0.23%		0.23%		0.24%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.37%		2.71%		4.95%		4.25%

[1]	Total return would have been lower had certain expenses not been waived.

U.S. Treasury Money Market Fund

	Fiscal year ended August 31,
Class Z Shares	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.003		0.025		0.048		0.041
Dividends (from net investment income)			(0.003)		(0.025)		(0.048)		(0.041)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.27%		2.56%		4.88%		4.15%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$237	,487	$219	,278	$117	,843	$124	,961
Ratio of Expenses to Average Net Assets		%	0.23%		0.20%		0.20%		0.20%
Ratio of Net Investment Income to Average Net Assets		%	0.30%		2.33%		4.80%		4.66%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.25%		0.25%		0.27%		0.29%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.28%		2.28%		4.73%		4.57%

[1]	Total return would have been lower had certain expenses not been waived.

20

Prospectus –	First American Money Market Funds Class Z Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or; by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMZ 10/10

Money Market Funds

Institutional Investor Shares

Fund	Ticker Symbols

Government Obligations Fund	FVIXX

Prime Obligations Fund	FPIXX

Tax Free Obligations Fund	FHIXX

Treasury Obligations Fund	FLIXX

U.S. Treasury Money Market Fund	FUIXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Government Obligations Fund	1

Prime Obligations Fund	3

Tax Free Obligations Fund	6

Treasury Obligations Fund	9

U.S. Treasury Money Market Fund	12

Additional Summary Information	14

More about the Funds	15

Investment Objectives	15

Investment Strategies	15

Investment Approach	15

Investment Risks	15

Disclosure of Portfolio Holdings	15

Fund Management	16

Investment Advisor	16

Portfolio Managers	16

Shareholder Information	17

Pricing of Fund Shares	17

Share Classes	17

Shareholder Servicing Plan	17

Purchasing and Redeeming Fund Shares	17

Additional Information on Purchasing and Redeeming Fund Shares	18

Dividends and Distributions	18

Taxes	18

Additional Payments to Institutions	19

Staying Informed	19

Financial Highlights	20

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Institutional
(fees paid directly from your investment)	Investor

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee		0.10%

Miscellaneous		%

Total Annual Fund Operating Expenses		%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
Investor
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Government Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Government Obligations Fund	3/31/06	0.19%	2.95%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

2

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Institutional
(fees paid directly from your investment)	Investor

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee		0.10%

Miscellaneous		%

Total Annual Fund Operating Expenses		%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
Investor
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

• commercial paper.

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
• non-convertible corporate debt securities.
• securities issued by the U.S. government or one of its agencies or instrumentalities.
• municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.
• loan participation interests.
• repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.

3

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Prime Obligations Fund continued

The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Prime Obligations Fund	3/31/06	0.36%	3.19%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

4

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Prime Obligations Fund continued

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

5

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Tax Free Obligations Fund

Investment Objective

Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Institutional
(fees paid directly from your investment)	Investor

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee		0.10%

Miscellaneous		%

Total Annual Fund Operating Expenses		%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
Investor
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
•	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

6

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Tax Free Obligations Fund continued

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Tax Free Obligations Fund	3/31/06	0.08%	2.07%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

7

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Tax Free Obligations Fund continued

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

8

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Institutional
(fees paid directly from your investment)	Investor

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee		0.10%

Miscellaneous		%

Total Annual Fund Operating Expenses		%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
Investor
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

The fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in:

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (“FDIC-guaranteed obligations”) and
•	repurchase agreements secured by FDIC-guaranteed obligations.

9

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

FDIC-Guaranteed Obligation Risk — Investments in FDIC-guaranteed obligations subject the fund to the additional risk that payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Treasury Obligations Fund	3/31/06	0.12%	2.67%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

10

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

Treasury Obligations Fund continued

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

11

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

U.S. Treasury Money Market Fund

Investment Objective

U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Institutional
(fees paid directly from your investment)	Investor

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:

Shareholder Servicing Fee		0.10%

Miscellaneous		%

Total Annual Fund Operating Expenses		%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
Investor
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

12

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Summaries

U.S. Treasury Money Market Fund continued

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

U.S. Treasury Money Market Fund	3/31/06	0.00%	2.48%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

13

Prospectus –	First American Money Market Funds Institutional Investor Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares by calling your representative at U.S. Bank.

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Prospectus –	First American Money Market Funds Institutional Investor Shares

More about the Funds

Investment Objectives

The funds’ objectives are described in the “Fund Summaries” section. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Securities Lending

To generate additional income, each fund other than U.S. Treasury Money Market Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. Certain risks are further described below.

Foreign Security Risk.  The foreign securities in which Prime Obligations Fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

15

Prospectus –	First American Money Market Funds Institutional Investor Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Government Obligations Fund		%
Prime Obligations Fund		%
Tax Free Obligations Fund		%
Treasury Obligations Fund		%
U.S. Money Market Fund		%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Institutional Investor shares of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Securities Lending Services.  In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Shareholder Servicing Fees.  Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.10% of its average daily net assets attributable to Institutional Investor shares for providing or arranging for the provision of shareholder services to the holders of its Institutional Investor shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The funds are managed by a team of persons associated with FAF Advisors.

16

Prospectus –	First American Money Market Funds Institutional Investor Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the funds on any day when the NYSE is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial institution for more information.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Institutional Investor shares.

Institutional Investor shares are only available to certain accounts for which U.S. Bank National Association (U.S. Bank) acts in a fiduciary, agency, or custodial capacity. Institutional Investor shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.

Shareholder Servicing Plan

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Institutional Investor shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.10% of average daily Institutional Investor share net assets for providing or arranging for the provision of shareholder services to the holders of Institutional Investor shares. No distribution-related services are provided under this plan and agreement.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your representative at U.S. Bank.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your U.S. Bank representative.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

17

Prospectus –	First American Money Market Funds Institutional Investor Shares

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below every day the NYSE is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.”

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to U.S. Bank out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of U.S. Bank’s customers. The amounts of these payments may be significant, and may create an incentive for U.S. Bank or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that U.S. Bank sells or may sell; the value of the assets invested in the First American funds by U.S. Bank’s customers; lump sum payment for services provided; the type and nature of services or support furnished by U.S. Bank; and/or other measures as determined from time to time by the advisor and/or distributor.

18

Prospectus –	First American Money Market Funds Institutional Investor Shares

Shareholder Information

Additional Payments to Institutions continued

The advisor and/or distributor may make other payments or allow other promotional incentives to U.S. Bank to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask U.S. Bank for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions U.S. Bank charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

19

Prospectus –	First American Money Market Funds Institutional Investor Shares

Financial Highlights

The tables that follow present performance information about the Institutional Investor shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of the fund’s or share class’s operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations Fund

									Fiscal period
									ended
	Fiscal year ended August 31,								August 31,
	2010		2009		2008		2007		2006[1]

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.007		0.032		0.050		0.020
Dividends (from net investment income)			(0.007)		(0.032)		(0.050)		(0.020)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[2]		%	0.69%		3.25%		5.13%		2.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$2,875	,035	$461	,342	$442	,701	$19	,271
Ratio of Expenses to Average Net Assets		%	0.34%		0.30%		0.30%		0.30%
Ratio of Net Investment Income to Average Net Assets		%	0.49%		3.16%		5.01%		4.90%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.34%		0.33%		0.33%		0.35%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.49%		3.13%		4.98%		4.85%

[1]	Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
[2]	Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund

											Fiscal period
											ended
	Fiscal year ended August 31,										August 31,
	2010		2009			2008			2007		2006[1]

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00			$1.00			$1.00		$1.00

Net Investment Income			0.011			0.036			0.051		0.020
Dividends (from net investment income)			(0.011)			(0.036)			(0.051)		(0.020)

Net Asset Value, End of Period		$1.00	$1.00			$1.00			$1.00		$1.00

Total Return[2]		%	1.08%		[3]	3.66%		[3]	5.20%		2.05%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$1,693	,975		$1,354	,758		$777	,714	$228	,587
Ratio of Expenses to Average Net Assets		%	0.35%			0.30%			0.30%		0.30%
Ratio of Net Investment Income to Average Net Assets		%	0.95%			3.64%			5.09%		4.93%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.36%			0.33%			0.33%		0.34%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.94%			3.61%			5.06%		4.89%

[1]	Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
[2]	Total return would have been lower had certain expenses not been waived.
[3]	On October 7, 2008, an affiliate of the advisor purchased a receivable that was on the fund’s books as a result of its redemption of shares of the Primary Fund, a series of the Reserve Fund. This purchase, which was made at $1.00 per share plus accrued interest, had an impact on total return of less than 0.01%.

20

Prospectus –	First American Money Market Funds Institutional Investor Shares

Financial Highlights Tax Free Obligations Fund

									Fiscal period
									ended
	Fiscal year ended August 31,								August 31,
	2010		2009		2008		2007		2006[1]

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.007		0.023		0.034		0.014
Dividends (from net investment income)			(0.007)		(0.023)		(0.034)		(0.014)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[2]		%	0.70%		2.32%		3.40%		1.37%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$15	,211	$41	,342	$35	,327	$10	,092
Ratio of Expenses to Average Net Assets		%	0.37%		0.30%		0.30%		0.30%
Ratio of Net Investment Income to Average Net Assets		%	0.80%		2.31%		3.35%		3.26%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.38%		0.34%		0.35%		0.35%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.79%		2.27%		3.30%		3.21%

[1]	Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
[2]	Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund

									Fiscal period
									ended
	Fiscal year ended August 31,								August 31,
	2010		2009		2008		2007		2006[1]

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.027		0.049		0.020
Dividends (from net investment income)			(0.027)		(0.049)		(0.020)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[2]		%	0.28%		2.75%		5.02%		2.00%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$526	,060	$766	,652	$693	,614	$437	,586
Ratio of Expenses to Average Net Assets		%	0.31%		0.30%		0.30%		0.30%
Ratio of Net Investment Income to Average Net Assets		%	0.32%		2.68%		4.89%		4.87%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.34%		0.33%		0.33%		0.34%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.29%		2.65%		4.86%		4.83%

[1]	Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
[2]	Total return would have been lower had certain expenses not been waived.

21

Prospectus –	First American Money Market Funds Institutional Investor Shares

Financial Highlights
U.S. Treasury Money Market Fund

									Fiscal period
									ended
	Fiscal year ended August 31,								August 31,
	2010		2009		2008		2007		2006[1]

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.002		0.024		0.047		0.019
Dividends (from net investment income)			(0.002)		(0.024)		(0.047)		(0.019)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[2]		%	0.22%		2.46%		4.78%		1.91%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$149	,648	$125	,216	$2	,452	$16	,084
Ratio of Expenses to Average Net Assets		%	0.29%		0.30%		0.30%		0.30%
Ratio of Net Investment Income to Average Net Assets		%	0.22%		1.68%		4.69%		4.68%
Ratio of Expenses to Average Net Assets (excluding waivers)%			0.36%		0.35%		0.37%		0.39%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)%			0.15%		1.63%		4.62%		4.59%

[1]	Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
[2]	Total return would have been lower had certain expenses not been waived.

22

Prospectus –	First American Money Market Funds Institutional Investor Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMII 10/10

Money Market Funds

Reserve Shares

Ticker
Fund	Symbol

Treasury Obligations Fund	STSXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summary	1

Treasury Obligations Fund	1

More about the Fund	4

Investment Objective	4

Investment Strategies	4

Investment Approach	4

Investment Risks	4

Disclosure of Portfolio Holdings	4

Fund Management	5

Investment Advisor	5

Portfolio Managers	5

Shareholder Information	6

Pricing of Fund Shares	6

Share Classes	6

12b-1 Fees	6

Shareholder Servicing Plan	6

Purchasing and Redeeming Fund Shares	7

Additional Information on Purchasing and Redeeming Fund Shares	7

Dividends and Distributions	7

Taxes	8

Staying Informed	8

Financial Highlights	9

Fund Summary

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Reserve

Maximum Sales Charge (Load)	None

Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses:

Shareholder Servicing Fee	0.25%

Miscellaneous	%

Total Annual Fund Operating Expenses	%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Reserve
1 year	$

3 years	$

5 years	$

10 years	$

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

The fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in:

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program (“FDIC-guaranteed obligations”) and

•	repurchase agreements secured by FDIC-guaranteed obligations.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

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Prospectus –	First American Money Market Funds Reserve Shares

Fund Summary

Treasury Obligations Fund continued

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

FDIC-Guaranteed Obligation Risk — Investments in FDIC-guaranteed obligations subject the fund to the additional risk that payments by the FDIC pursuant to its guarantee will be delayed from the date payments are due under the terms of the debt.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and table assume all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Treasury Obligations Fund	8/31/05	0.00%	2.32%

[1]	Total return for the period 1/1/10 through 9/30/10 was %.

Investment Advisor

FAF Advisors, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any day when the New York Stock Exchange (NYSE) is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;

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Prospectus –	First American Money Market Funds Reserve Shares

Fund Summary

Treasury Obligations Fund continued

•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests.

You can become a shareholder in the fund by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial institution.

Tax Information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus –	First American Money Market Funds Reserve Shares

More about the Fund

Investment Objectives

The fund’s objective is described in the “Fund Summary” section. Please remember, there is no guarantee that the fund will achieve its objective.

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

Other Money Market Funds

In addition to the securities specified in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Securities Lending

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When the fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require the fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

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Prospectus –	First American Money Market Funds Reserve Shares

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

For the fund’s most recently completed fiscal year, the fund paid the investment advisor a monthly management fee equal to an annual rate of     % of average daily net assets, after taking into account fee waivers, for providing investment advisory services to the fund.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement appears in the fund’s annual report to shareholders for the fiscal year ended August 31, 2010.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the fund’s investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. The fund pays FAF Advisors the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Reserve shares of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the fund’s distributor.

Securities Lending Services.  In connection with lending its portfolio securities, Treasury Obligations Fund pay fees to U.S. Bank of 25% of the fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Shareholder Servicing Fees.  The fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Reserve shares for providing or arranging for the provision of shareholder services to the holders of its Reserve shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons associated with FAF Advisors.

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Prospectus –	First American Money Market Funds Reserve Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any day when the NYSE is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

Your purchase or redemption price will be based on that day’s net asset value (NAV) per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some investment professionals or financial institutions may charge a fee for helping you purchase or redeem shares or an asset-based fee. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the fund.

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Reserve shares.

Reserve shares are only available to certain accounts that have daily sweep arrangements with financial institutions. Reserve shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution fee of 0.50% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

The fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund’s distributor an annual distribution fee equal to 0.50% of the fund’s average daily net assets for the distribution and sale of its shares. The fund’s distributor uses the fee to pay commissions to institutions that sell fund shares.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost or your investment and may cost you more than paying other types of sales charges.

The fund’s distributor uses the distribution fee to compensate financial institutions for providing distribution-related services to the fund. These financial institutions receive annual fees equal to 0.50% of the fund’s average daily net assets attributable to shares sold through them. Your financial institution will continue to receive Rule 12b-1 distribution fees relating to your shares for as long as you hold those shares.

The Board of Directors has approved the suspension or reduction of 12b-1 fee payments by the fund as needed in order to maintain a yield for the Reserve shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to financial institutions.

Shareholder Servicing Plan

The fund has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Reserve shares. Under this plan and agreement, the fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Reserve share net assets for providing or arranging for the provision of shareholder services to the holders of Reserve shares. No distribution-related services are provided under this plan and agreement.

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Prospectus –	First American Money Market Funds Reserve Shares

Shareholder Information

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time every day the NYSE is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time on an Early Close will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Excessive Trading of Fund Shares

In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds’ board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.

Dividends and Distributions Shares

Dividends from the fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares and your request is received by the time the fund determines its NAV, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

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Prospectus –	First American Money Market Funds Reserve Shares

Shareholder Information
Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.”

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

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Prospectus –	First American Money Market Funds Reserve Shares

Financial Highlights

The tables that follow present performance information about the Reserve shares of the fund. This information is intended to help you understand the fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Treasury Obligations Fund

	Fiscal year ended August 31,
Reserve Shares	2010		2009		2008		2007		2006

Per Share Data
Net Asset Value, Beginning of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income			0.001		0.024		0.043		0.035
Dividends (from net investment income)			(0.001)		(0.024)		(0.043)		(0.035)

Net Asset Value, End of Period		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return[1]		%	0.06%		2.11%		4.35%		3.60%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$602	,332	$973	,250	$1,167	,569	$1,361	,851
Ratio of Expenses to Average Net Assets		%	0.56%		0.93%		0.94%		0.94%
Ratio of Net Investment Income to Average Net Assets		%	0.08%		2.13%		4.27%		3.57%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.99%		0.98%		0.98%		0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)		%	(0	.35)%	2.08%		4.23%		3.52%

[1]	Total return would have been lower had certain expenses not been waived.

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Prospectus –	First American Money Market Funds Reserve Shares

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PRORESERVE 10/10

FIRST AMERICAN FUNDS, INC.
Statement of Additional Information
October 29, 2010
Money Market Funds

Share Classes/Ticker Symbols
Institutional
Fund	Class A	Class B	Class C	Class D	Class I	Class Y	Class Z	Investor	Reserve

Government Obligations Fund	FAAXX	—	—	FGDXX	—	FGVXX	FGZXX	FVIXX	—
Prime Obligations Fund	FIVXX	FPBXX	FAVXX	FPDXX	FIUXX	FAIXX	FPZXX	FPIXX	—
Tax Free Obligations Fund	FTAXX	—	—	FFDXX	—	FFCXX	FTZXX	FHIXX	—
Treasury Obligations Fund	FATXX	—	—	FTDXX	—	FOCXX	FUZXX	FLIXX	STSXX
U.S. Treasury Money Market Fund	FOEXX	—	—	FODXX	—	FOYXX	FOZXX	FUIXX	—
     This Statement of Additional Information (“SAI”) relates to Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (collectively, the “Funds”), each of which is a series of First American Funds, Inc. (“FAF”). This SAI is not a prospectus, but should be read in conjunction with the Funds’ current Prospectuses dated October 29, 2010. The financial statements included as part of the Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2010 are incorporated by reference into this SAI. This SAI is incorporated into the Funds’ Prospectuses by reference. To obtain copies of Prospectuses or the Funds’ Annual Report at no charge, write the Funds’ distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this SAI for future reference.

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General Information
     First American Funds, Inc. (“FAF”) was incorporated in the State of Minnesota under the name “First American Money Fund, Inc.” The board of directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name “First American Money Fund, Inc.” be changed to “First American Funds, Inc.”
     As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in five series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this SAI relates are named on the cover. These series are referred to in this SAI as the “Funds,” and each individually as a “Fund.”
     Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in eight classes: Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor shares. Government Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund offer their shares in five classes: Class A, Class D, Class Y, Class Z, and Institutional Investor shares. Treasury Obligations Fund offers its shares in six classes: Class A, Class D, Class Y, Class Z, Institutional Investor, and Reserve shares. Prior to December 1, 2003, the Class A shares were named “Class S” shares. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified company.
     FAF has prepared and will provide a separate Prospectus relating to the Class A shares, the Class B and Class C shares, the Class D shares, the Class I shares, the Class Y shares, the Class Z shares, the Institutional Investor shares, and the Reserve shares of the Funds. These Prospectuses can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800 677-FUND.
     The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the board of directors convene shareholders’ meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the board of directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.
     This SAI may also refer to affiliated investment companies, including: First American Investment Funds, Inc. (“FAIF”); First American Strategy Funds, Inc. (“FASF”); Mount Vernon Securities Lending Trust (the “Mount Vernon Trust”); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.—II, American Strategic Income Portfolio Inc.—III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Income Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.), collectively referred to as the First American Closed-End Funds (“FACEF”).

Investment Restrictions
     Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently requires that, as a diversified fund, a Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).
     In addition to the investment objective and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.
Fundamental Investment Restrictions
     None of the Funds will:
1.	Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.	Invest for the primary purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

     For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange Commission (“SEC”), the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.
     For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
     For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under “Additional Restrictions”) would be deemed to be loans.
Non-Fundamental Investment Restrictions
     The following restrictions are non-fundamental and may be changed by FAF’s board of directors without a shareholder vote.
     The Funds will not:
1.	Sell securities short.

2.	Borrow money in an amount exceeding 10% of a Fund’s total assets. The Funds will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

3.	Invest more than 5% of their total assets in illiquid securities.
Additional Restrictions
     The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association (“U.S. Bank”).
     FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the SEC under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by FAF Advisors, Inc. (“FAF Advisors” or the “Advisor”). U.S. Treasury Money Market Fund will not invest in repurchase agreements.
     FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the SEC which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending fund on one business day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the board of directors of the participating funds.
     The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and maintain a weighted average maturity of not more than 60 days and a weighted average life of not more than 120 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to U.S. dollar-denominated investments that (a) present “minimal credit risk” and (b) are at the time of acquisition “Eligible Securities.” Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations (“NRSROs”) in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). The Advisor, pursuant to delegation by the board of directors of FAF, is responsible for determining that the Funds’ investments present only “minimal credit risk” and are Eligible Securities. Such determinations are subject to the oversight of, and are made pursuant to written guidelines and procedures established by, the board of directors.
     Rule 2a-7 requires, among other things, that each Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in U.S. Government Securities, (a) more than 3% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than 1/2 of 1% of its total assets in Second Tier Securities of any one issuer. Each fund must comply with weekly liquidity standards that require a Fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each Fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a Fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each Fund is limited to investing no more than 5% of its total assets in illiquid securities.
     Under normal market conditions, Government Obligations Fund invests at least 80% of its assets in U.S. government securities, and Treasury Obligations Fund and U.S. Treasury Money Market Fund each invest at least 80% of their assets in U.S. Treasury obligations. The Funds will provide shareholders with at least 60 days advance notice before changing these policies.
Nonpublic Disclosure
     The Funds’ board of directors has adopted policies and procedures (the “Disclosure Policies”), which prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.
     The Funds are not subject to the Disclosure Policies because they hold only short-term money market securities that generally do not vary significantly in value over short periods of time. Because of the types of securities held by the Funds, the Funds’ portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.
     In order to comply with amendments to Rule 2a-7, effective October 7, 2010, information concerning the Funds’ portfolio holdings, as well as their weighted average maturity and weighted average life, will be posted on the Funds’ website five business days after the end of the month and remain posted on the website for at least six months thereafter.
Additional Information Concerning Fund Investments
     The principal investment strategies of the Funds are set forth in the Funds’ current Prospectuses under “Fund Summaries.” This section describes in additional detail certain of the Funds’ principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. Additional information concerning the Funds’ investment restrictions is set forth above under “Investment Restrictions.”
     If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.
     The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund’s portfolio are purchased with and payable in U.S. dollars.
Asset-Backed Securities
     Prime Obligations Fund may invest in asset-backed securities, including asset-backed commercial paper, as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.
Commercial Paper and Rule 144A Securities
     The securities in which Prime Obligations Fund and Tax Free Obligations Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the Securities Act of 1933. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. The Funds may also purchase asset-backed commercial paper (“ABCP”), which is a form of commercial paper that is backed by assets such as real estate, trade receivables, credit card loans, auto loans and other commercial assets. ABCP is typically sponsored by a commercial bank or other financial institution. Such securities, if they meet the criteria for liquidity established by the board of directors, will be considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the 5% limitation applicable to investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.
Credit Enhancement Agreements
     Government Obligations Fund, Prime Obligations Fund, and Tax Free Obligations Fund, as a non-principal investment strategy, may separately arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, “Guarantees”) for the purpose of further securing the payment of principal and/or interest on such Funds’ investment securities. Although each investment security, at the time it is purchased, must meet such Funds’ creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, “Guarantors”) when the Advisor, through yield and credit analysis, deems that credit enhancement of certain securities is advisable. As a non-fundamental policy, under normal market conditions, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund’s total assets.
Foreign Securities
     Prime Obligations Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations. In addition, the obligations in which Tax Free Obligations Fund invests may be guaranteed by, or backed by letters of credit issued by, foreign banks or corporations.
     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.
     In addition, there may be less publicly available information about a foreign bank or company than about a U.S. domiciled bank or company. Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.
Funding Agreements
     Prime Obligations Fund may invest in funding agreements as a non-principal investment strategy. Funding agreements are contracts issued by insurance companies that guarantee a return of principal plus some amount of interest. Funding agreements purchased by Prime Obligations Fund will typically be short-term and provide an adjustable rate of interest. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund.

The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund. Generally, there is no active secondary market in short-term funding agreements. Consequently, short-term funding agreements may be considered by the Fund to be illiquid investments and therefore subject to the Fund’s non-fundamental policy limiting investments in illiquid securities to not more than 5% of total assets.
Lending of Portfolio Securities
     In order to generate additional income, each of the Funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. Only Government Obligations Fund and Treasury Obligations Fund do so as a principal investment strategy. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder’s gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.
     U.S. Bank acts as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation.
Letters of Credit
     Certain of the debt obligations (including certificates of participation, variable rate demand notes, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment and interest in the event of default by the issuer. Only banks, savings banks, and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.
Loan Participations
     Prime Obligations Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, the Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Prime Obligations Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If Prime Obligations Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund’s non-fundamental policy limiting investments in illiquid securities to not more than 5% of total assets.
Money Market Funds
     Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. U.S. Treasury Money Market Fund invests in the securities of other money market funds as a principal investment strategy. The other Funds do so as a non-principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Advisor.
Municipal Securities
     Tax Free Obligations Fund invests primarily in municipal securities. Prime Obligations Fund may also invest in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term “municipal bond” as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions.
     Two general classifications of municipal bonds are “general obligation” bonds and “revenue” bonds. General obligation bonds are secured by the governmental issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid solely out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.
     The Funds’ investments in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
     In addition, the Funds may invest in other federal income tax-free securities such as (i) tax anticipation notes (“TANs”) and revenue anticipation notes (“RANs”) issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes (“BANs”) that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes, described below under “—Variable and Floating Rate Obligations,” (iv) tender option bonds, and (v) participation, trust and partnership interests in any of the foregoing obligations. The obligations of TANs, RANs, and BANs are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable. Tender option bonds are created when municipal instruments are transferred to a special purpose trust which issues two classes of certificates. The first class, commonly called floating rate certificates, pays an interest rate that is typically reset weekly based on a specified index. The second class, commonly called inverse floaters, pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floating rate certificates, after expenses. In selecting tender option bonds, the Advisor may consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option, among other factors. In certain instances, the tender option may be terminated.
     Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.
Obligations of Banks and Other Financial Services Companies
     As noted in the Prospectuses, Prime Obligations Fund invests as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Bank obligations in which the Fund invests may include uninsured, direct obligations, bearing fixed, floating or variable interest rates. The Fund may also invest in securities issued by other financial services companies in various industries as a principal investment strategy. To the extent the Fund invests in securities issued by domestic and foreign banks and other financial services companies, the Fund’s performance will be susceptible to the risks associated with the banking and financial services sectors. These sectors are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sectors can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
Put Options
     Prime Obligations Fund and Tax Free Obligations Fund, as a non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a “put,” may be sold, transferred or assigned only with the underlying security or securities. A Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable in securities while at the same time providing the Funds with appropriate liquidity.
Repurchase Agreements
     Each Fund other than U.S. Treasury Money Market Fund may engage in repurchase agreements with respect to any of its portfolio securities as a principal investment strategy. U.S. Treasury Money Market Fund may not enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities (“collateral”) at a predetermined price or yield. The Funds may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in U.S. Government securities. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
     The Funds’ custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).
U.S. Government Securities
     Each Fund may invest in securities issued or guaranteed as to principal or interest by the U.S. Government, or agencies or instrumentalities of the U.S. Government. Making such investments is a principal investment strategy for each Fund other than Tax Free Obligations Fund. These investments include direct obligations of the U.S. Treasury such as U.S. Treasury bonds, notes, and bills. These Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government. Except for U.S. Treasury securities, these U.S. Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.
     U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. A Fund’s investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.
     In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the FDIC, an independent agency of the U.S. Government, through the FDIC’s Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (“FDIC-backed debt”). The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.
Variable and Floating Rate Obligations
     Certain of the obligations in which Prime Obligations Fund, Government Obligations Fund and Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature (e.g., variable rate demand obligations or notes) which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days on no more than 30 days’ notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Funds determine the maturity of variable or floating rate instruments in accordance with SEC rules that allow the Funds to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.
When-Issued and Delayed Delivery Securities
     Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund’s net assets would be so invested.
Zero-Coupon and Step-Up Coupon Securities
     Government Obligations Fund, Prime Obligations Fund, and Tax Free Obligations Fund may invest in zero-coupon securities and step-up coupon securities as a non-principal investment strategy. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.
Portfolio Turnover
     The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in “Investment Restrictions” and “Additional Information Concerning Fund Investments” and, as set forth in the “Fund Summaries” sections of the Funds’ Prospectuses, each Fund’s portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations and, therefore, each Fund’s turnover rate for reporting purposes is expected to be zero.
Directors and Executive Officers
     Set forth below is information about the Directors and the officers of FAF. The board of directors (the “Board”) consists entirely of directors who are not “interested persons” of FAF, as that term is defined in the 1940 Act (“Independent Directors”).

Independent Directors

Other
	Position		Principal Occupation During	Number of Portfolios	Directorships
	Held with	Term of Office and Length	Past Five Years and Other	in Fund Complex	Held by
Name, Address, and Age	Fund	of Time Served	Relevant Experience[1]	Overseen by Director	Director[2]

Benjamin R. Field III, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003.	Retired; non-profit board member; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer and Treasurer, Bemis Company, Inc., a packaging and materials manufacturer; Independent Director, First American Fund Complex since 2003.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

Roger A. Gibson, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997.	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future Freight™, a logistics/supply chain company; Director, Towne Airfreight; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer — Cargo; Independent Director, First American Fund Complex since 1997.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

Victoria J. Herget, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003.	Investment consultant; Chartered Financial Analyst; Board Chair, United Educators Insurance Company; non-profit board member; prior to retirement in 2001, served in various positions, including managing director, for Zurich Scudder Investments; Independent Director, First American Fund Complex since 2003.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

John P. Kayser P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 2006.	Retired; non-profit board member; prior to retirement in 2004, Principal, William Blair & Company, LLC, a Chicago-based investment firm; previously served on board of governors, Chicago Stock Exchange; former Director, William Blair Mutual Funds, Inc., Midwest Securities Trust Company, and John O. Butler Co.; Independent Director, First American Fund Complex since 2006.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

Leonard W. Kedrowski, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993.	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

Other
	Position		Principal Occupation During	Number of Portfolios	Directorships
	Held with	Term of Office and Length	Past Five Years and Other	in Fund Complex	Held by
Name, Address, and Age	Fund	of Time Served	Relevant Experience[1]	Overseen by Director	Director[2]

advisory committee, Sisters of the Good Shepherd; Certified Public Accountant; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and product company; former Vice President, Chief Financial Officer, Treasurer, Secretary, and Director, Anderson Windows, a large privately-held manufacturer of wood windows; Independent Director, First American Fund Complex since 1993.

Richard K. Riederer, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001.	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; Director, Cliffs Natural Resources, Inc.; Certified Financial Analyst; non-profit board member; former Chief Executive Officer and President, Weirton Steel Corporation; former Vice President and Treasurer, Harnischfeger Industries, a capital machinery manufacturer; former Treasurer and Director of Planning, Allis Chalmers Corporation, an equipment manufacturing company; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	Cliffs Natural Resources, Inc. (a producer of iron ore pellets and coal)

Joseph D. Strauss, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since April 1991.	Attorney At Law; Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning and public relations; Owner, Chairman and Chief Executive Officer, Excensus™ LLC, a strategic demographic planning and application development firm; Independent Director, First American Fund Complex since 1984.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

Other
	Position		Principal Occupation During	Number of Portfolios	Directorships
	Held with	Term of Office and Length	Past Five Years and Other	in Fund Complex	Held by
Name, Address, and Age	Fund	of Time Served	Relevant Experience[1]	Overseen by Director	Director[2]

Virginia L. Stringer, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1944)	Chair; Director	Chair term three years. Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF’s Board since September 1997; Director of FAF since September 1987.	Board member, Mutual Fund Directors Forum; Member, Governing Board, Investment Company Institute’s Independent Directors Council; Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Several executive positions in general management, marketing and human resources at IBM and The Pillsbury Company; Independent Director, First American Fund Complex since 1987.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

James M. Wade, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company; formerly, Vice President and Chief Financial Officer, Johnson Controls, Inc.; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001.	First American Funds Complex: twelve registered investment companies, including 55 portfolios	None

[1]	Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAIF.

[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.
Executive Officers

Name, Address, and Year	Position(s)	Term of Office and
of Birth	Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years

Thomas S. Schreier, Jr., FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1962)[1]	President	Re-elected by the Board annually; President of FAF since February 2001	Chief Executive Officer of FAF Advisors, Inc.; Chief Investment Officer of FAF Advisors, Inc. since September 2007.

Jeffery M. Wilson, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1956) [1]	Vice President — Administration	Re-elected by the Board annually; Vice President — Administration of FAF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr., FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1959) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since December 2004	Mutual Funds Treasurer, FAF Advisors, Inc.

Jill M. Stevenson, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1965) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc.

Name, Address, and Year	Position(s)	Term of Office and
of Birth	Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years

David H. Lui, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1960) [1]	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2005	Chief Compliance Officer, FAF Advisors, Inc.

Cynthia C. DeRuyter, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1973) [1]	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since June 2010	Compliance Director, FAF Advisors, Inc. since March 2010; prior thereto, Compliance Manager, RSM McGladrey, Inc. since March 2006, prior thereto, Compliance Manager, FAF Advisors, Inc.

Kathleen L. Prudhomme, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1953) [1]	Secretary	Re-elected by the Board annually; Secretary of FAIF since December 2004; prior thereto, Assistant Secretary of FAF since September 1998	Deputy General Counsel, FAF Advisors, Inc.

James D. Alt, Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; Secretary of FAIF from June 2002 through December 2004; Assistant Secretary of FAIF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James R. Arnold, U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (1957) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC.

Richard J. Ertel, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1967) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc.

Michael W. Kremenak, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1978) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since February 2009	Counsel, FAF Advisors, Inc., since January 2009; prior thereto, Associate, Skadden, Arps, Slate, Meagher & Flom LLP from September 2005 to January 2009.

[1]	Messrs. Schreier, Wilson, Gariboldi, Lui, Ertel, and Kremenak and Mses. Stevenson, DeRuyter and Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor and administrator for FAIF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAIF.
Board Leadership Structure
     The Board is responsible for overseeing generally the operation of the Funds. The Board has approved an investment advisory agreement with FAF Advisors, as well as other contracts with FAF Advisors, its affiliates, and other service providers.

     As noted above, each Director is considered to be an independent director. The Directors also serve as directors of other funds in the First American fund complex (the “Fund Complex”). Taking into account the number, the diversity and the complexity of the funds overseen by the Directors and the aggregate amount of assets under management in the Fund Complex, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may use the resources of the Funds’ counsel and auditors, counsel to the Independent Directors, as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise.
     The Funds are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. The Board’s role in risk oversight of the Funds reflects its responsibility to oversee generally, rather than to manage, the operations of the Funds. The actual day-to-day risk management with respect to the Funds resides with FAF Advisors and the other service providers to the Funds. In line with the Board’s oversight responsibility, the Board receives reports and makes inquiries at its regular meetings or otherwise regarding various risks. However, the Board relies upon the Funds’ Chief Compliance Officer, who reports directly to the Board, and FAF Advisors (including its Chief Risk Officer and other members of its management team) to assist the Board in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Although the risk management policies of FAF Advisors and the other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or FAF Advisors, its affiliates or other service providers.
Standing Committees of the Board of Directors
     There are currently three standing committees of the Board: Audit Committee, Pricing Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to the Fund and each of the other series of FAF. All committee members are Independent Directors.

Number of Fund
Complex
Committee
Meetings Held
During FAF’s
Fiscal Year Ended
	Committee Function	Committee Members	8/31/10

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board of Directors. The Audit Committee, together with the Board of Directors, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	Leonard W. Kedrowski (Chair) Benjamin R. Field III John P. Kayser Richard K. Riederer Virginia L. Stringer (ex-officio)

Pricing Committee	The Committee is responsible for valuing portfolio securities for which market quotations are not readily available, pursuant to procedures established by the Board of Directors.	Roger A. Gibson (Chair) James M. Wade Benjamin R. Field III Virginia L. Stringer (ex-officio)

Governance Committee	The Committee has responsibilities relating to (1) Board and Committee composition (including, interviewing and recommending to the Board nominees for election as directors; reviewing the	Joseph D. Strauss (Chair) James M. Wade Victoria J. Herget

Number of Fund
Complex
Committee
Meetings Held
During FAF’s
Fiscal Year Ended
Committee Function	Committee Members	8/31/10

independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from serving on the board of directors of mutual funds that are not part of the First American Fund Complex; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate; recommending that the Board make changes to the Committee’s charter).	Virginia L. Stringer (ex-officio)
     In addition to the above committees, the Board also appoints a Fund Review Liaison. The responsibility of the Fund Review Liaison is to lead the Board, together with the Board Chair, in evaluating Fund performance, Fund service provider contracts and arrangements for execution of Fund trades. Ms. Herget is the current Fund Review Liaison.
     The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.
     A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an “interested person” as defined in the 1940 Act;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.
     The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.
Director Ownership of Securities of the Funds or Advisor
     The information in the table below discloses the dollar ranges of (i) each Director’s beneficial ownership in FAF, and (ii) each Director’s aggregate beneficial ownership in all funds within the First American Funds complex, including in each case the value of fund shares elected by Directors in the directors’ deferred compensation plan.

Directors
	Field	Gibson	Herget	Kayser	Kedrowski	Riederer	Strauss	Stringer	Wade

Aggregate Holdings — Fund Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Money Market Fund

[1]	The dollar range disclosed is based on the value of the securities as of June 30, 2010.
     As of October 15, 2010, none of the Independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.
Director Qualifications
     The Board has determined that each Director should continue to serve as such based on several factors (none of which alone is decisive). Each Director has served in their role as Director of the Funds since at least October 2006. Because of this experience, each Director is knowledgeable regarding the Funds’ business and service provider arrangements. In addition, each Director has served for a number of years as a director of other funds in the Fund Complex, as indicated in the “Independent Directors” table above. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Directors have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Director, which in each case contributed to the Board’s conclusion that the Director should serve (or continue to serve) as trustee of the Funds, is provided in the “Independent Directors” table above.
Director Compensation
     The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays Directors who are not paid employees or affiliates of the Funds an annual retainer of $135,000 ($245,000 in the case of the Chair). The Fund Review Liaison and the Audit Committee Chair each receive an additional annual retainer of $20,000. The other standing Committee Chairs receive an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and committee meetings:
•	$1,000 for attending the first day of an in-person Board meeting ($1,500 in the case of the Chair);

•	$2,000 for attending the second day of an in-person Board meeting ($3,000 in the case of the Chair);

•	$1,000 for attending the third day of an in-person Board meeting ($1,500 in the case of the Chair), assuming the third day ends no later than early afternoon;

•	$500 for in-person attendance at any committee meeting ($750 in the case of the Chair of each committee);
     A Director who participates telephonically in any in-person Board or Committee meeting receives half of the fee that Director would have received for attending, in-person, the Board or Committee meeting. For telephonic Board and Committee meetings, the Chair and each Director and Committee Chair, as applicable, receive a fee equal to half the fee he or she would have received for attending an in-person meeting.
     Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in the First American Family of Funds.
     The Directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the “Plan”). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.
     Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.
     The following table sets forth information concerning aggregate compensation paid to each Director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, and FACEF collectively (column 5) during the fiscal year ended August 31, 2010. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Compensation during Fiscal Year Ended August 31, 2010

Total Compensation
	Aggregate	Pension or Retirement	Estimated Annual	from Registrant and
	Compensation From	Benefits Accrued as	Benefits Upon	Fund Complex Paid to
Name of Person, Position	Registrant[1]	Part of Fund Expenses	Retirement	Directors[2]

Benjamin R. Field III, Director	$	-0-	-0-	$
Roger A. Gibson, Director		-0-	-0-
Victoria J. Herget, Director		-0-	-0-
John P. Kayser, Director		-0-	-0-
Leonard W. Kedrowski, Director		-0-	-0-
Richard K. Riederer, Director		-0-	-0-
Joseph D. Strauss, Director		-0-	-0-
Virginia L. Stringer, Director & Chair		-0-	-0-
James M. Wade, Director		-0-	-0-

[1]	Included in the Aggregate Compensation from Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $; and Victoria J. Herget, $.

[2]	Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $; and Victoria J. Herget, $.
Code of Ethics
     First American Funds, Inc., FAF Advisors, Inc, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.
Investment Advisory and Other Services for the Funds
Investment Advisor
     FAF Advisors, Inc. (the “Advisor”), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2010, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of more than $____ billion, consolidated deposits of more than $____ billion and shareholders’ equity of $____ billion.
     Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the “Advisory Agreement”), the Funds engaged U.S. Bank, through its First American Asset Management division (“FAAM”), to act as investment advisor for, and to manage the investment of, the series of FAF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund’s average daily net assets (before any waivers).
     The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies, subject to review by the board of directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF’s board of directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds’ investments and to discharge its duties as investment advisor of the Funds.
     In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the board of directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.
     Prior to October 30, 2008, the Advisor had contractually agreed to waive fees and reimburse other fund expenses, so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed certain amounts through October 31, 2009. Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other Fund, the Board approved the termination of these fee waivers and reimbursements. However, the Advisor agreed to waive or reimburse certain fees and expenses, and the Board approved the suspension or reduction of 12b-1 payments, as needed, in order to maintain a yield for each share class of each Fund of at least 0%. These waivers and reimbursements by the Advisor are voluntary and may be terminated at any time by the Advisor, unless otherwise set forth in the Prospectuses. In addition, with respect to such voluntary waivers or reimbursements, the Advisor may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.
     The following table sets forth total advisory fees before and after contractual and/or voluntary waivers for the Funds for the fiscal years ended August 31, 2008, August 31, 2009, and August 31, 2010.

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	August 3, 2008		August 31, 2009		August 31, 2010
	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee
Fund	Before Waivers	After Waivers	Before Waivers	After Waivers	Before Waivers	After Waivers

Government Obligations Fund	$10,379,846	$7,163,460	$24,272,984	$22,790,154	$	$
Prime Obligations Fund	22,108,172	22,051,842	28,677,403	28,677,403
Tax Free Obligations Fund	2,378,273	1,458,633	2,293,939	2,007,961
Treasury Obligations Fund	19,494,501	13,982,195	14,621,135	13,794,978
U.S. Money Market Fund	1,078,934	502,174	1,458,264	1,148,637
Additional Payments to Financial Intermediaries
     In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this SAI, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.

     The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds or other First American Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary’s organization.
     These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.
     The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.
Marketing Support Payments and Program Servicing Payments
     The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.
     Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds and shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.
     The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.
     Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.
     Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.
     Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.47% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates may be eligible to receive payments that exceed 0.47% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis.

Other Payments
     From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.
     When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary -sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.
     The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Advisor and/or the Distributor.
     Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.
     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.
     Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.
Intermediaries Receiving Additional Payments
     The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of September 30, 2009:
401(k) Company (The)
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
Ameriprise Financial Services, Inc.
Bank of New York Mellon (The)

Benefit Plans Administrative Services, Inc.
BNY Mellon Capital Markets, LLC
Charles Schwab & Co., Inc.
Comerica Bank
Country Trust Bank
Digital Retirement Solutions, Inc.
ExpertPlan, Inc.
Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional Operations Company, Inc.
Genesis Employee Benefits, DBA America’s VEBA Solution
GWFS Equities, Inc.
ICMA Retirement Corporation
ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC
Janney Montgomery Scott LLC
J.M. Lummis Securities, Inc.
J.P. Morgan Clearing Corp. (formerly Bear, Stearns Securities Corp.)
LaSalle Bank National Association
Leggette Actuaries, Inc.
Lincoln Retirement Services Company LLC / AMG Service Corp.
Linsco/Private Ledger Corp.
Marshall & Ilsley Trust Company, N.A.
Massachusetts Mutual Life Insurance Company
Mercer HR Outsourcing LLC
Merriman Curhan Ford & Co.
Mid Atlantic Capital Corporation
Morgan Stanley & Co., Incorporated / Morgan Stanley Smith Barney LLC
MSCS Financial Services, LLC
Nationwide Financial Services, Inc.
Newport Retirement Services, Inc.
Pershing LLC
Piper Jaffray & Company
Principal Life Insurance Company
RBC Dain Rauscher, Inc.
Reliance Trust Company
Robert W. Baird & Co., Inc.
SunGard Institutional Brokerage, Inc.
SVB Asset Management
Symetra Life Insurance Company
TD Ameritrade Trust Company (formerly Fiserv Trust Company / International Clearing Trust Company)
TIAA-CREF Individual & Institutional Services, LLC
U.S. Bancorp Fund Services, LLC
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
VALIC Retirement Services Company (formerly AIG Retirement Services Company)
Wilmington Trust Company
Wilmington Trust Retirement and Institutional Services Company (formerly AST Capital Trust Company)
     Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since September 30, 2009 are not reflected.

Administrator
     FAF Advisors, Inc. (the “Administrator”) serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of July 1, 2006. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly. Such fees are equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various sub-administration services. USBFS is a subsidiary of U.S. Bancorp.
     The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrator and USBFS for the fiscal years ended August 31, 2008, August 31, 2009, and August 31, 2010:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	August 31, 2008	August 31, 2009	August 31, 2010

Government Obligations Fund	$12,773,188	$29,035,607	$

Prime Obligations Fund	25,278,702	33,752,633

Tax Free Obligations Fund	2,959,261	2,791,484

Treasury Obligations Fund	24,325,588	16,709,498

U.S. Treasury Money Market Fund	1,322,204	1,581,005
     Effective July 1, 2005, FAF entered into entered into a Shareholder Service Plan and Agreement with FAF Advisors, under which FAF Advisors agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y, and Reserve shares. This agreement was amended effective March 31, 2006, to add Institutional Investor shares.
     In the agreement, FAF Advisors agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay FAF Advisors a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class Y, and Reserve shares, a fee at an annual rate of 0.20% of the average net asset value of the Class I shares, and a fee at an annual rate of 0.10% of the average net asset value of the Institutional Investor shares computed daily and paid monthly. During the fiscal years ended August 31, 2008, August 31, 2009, and August 31, 2010, the Funds paid to FAF Advisors shareholder servicing fees, after waivers, in the following amounts:
Fiscal Year Ended August 31, 2008

						Institutional
	Class A	Class D	Class I	Class Y	Reserve	Investor

Government Obligations Fund	$1,592,710	$5,000,563	N/A	$13,055,573	N/A	$611,404
Prime Obligations Fund	5,504,421	4,073,752	$2,775,532	17,835,461	N/A	1,111,635
Tax Free Obligations Fund	522,128	317,281	N/A	3,282,506	N/A	33,490
Treasury Obligations Fund	4,465,577	17,163,703	N/A	14,868,111	$798,237	576,321
U.S. Treasury Money Market Fund	141,174	817,076	N/A	1,248,001	N/A	20,241

Fiscal Year Ended August 31, 2009

						Institutional
	Class A	Class D	Class I	Class Y	Reserve	Investor

Government Obligations Fund	$1,937,096	$8,942,583	N/A	$20,696,489	N/A	$2,648,480
Prime Obligations Fund	4,760,695	5,718,633	$3,756,587	22,004,409	N/A	1,237,714
Tax Free Obligations Fund	296,971	251,980	N/A	2,677,400	N/A	33,406
Treasury Obligations Fund	1,302,397	7,751,108	N/A	8,643,042	$429,507	519,651
U.S. Treasury Money Market Fund	84,086	408,268	N/A	796,245	N/A	113,023
Fiscal Year Ended August 31, 2010

Institutional
	Class A	Class D	Class I		Class Y	Reserve		Investor

Government Obligations Fund	$	$		N/A	$		N/A	$
Prime Obligations Fund			$				N/A
Tax Free Obligations Fund				N/A			N/A
Treasury Obligations Fund				N/A		$
U.S. Treasury Money Market Fund				N/A			N/A
Transfer Agent
     USBFS serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds dated July 1, 2006. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to each Fund based on the number of accounts within the Fund. The Fund reimburses USBFS for out-of-pocket expenses incurred in providing transfer agent services.
     During the fiscal years ended August 31, 2007, August 31, 2008, and August 31, 2009, the Funds paid to USBFS transfer agent fees in the following amounts:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2008	August 31, 2009	August 31, 2010

Government Obligations Fund	$107,998	$108,000	$108,000
Prime Obligations Fund	192,885	269,161	269,161
Tax Free Obligations Fund	108,006	108,000	108,000
Treasury Obligations Fund	125,998	126,000	126,000
U.S. Treasury Money Market Fund	108,000	108,000	108,000
Distributor
     Quasar Distributors, LLC (“Quasar” or the “Distributor”) serves as the distributor for the Funds’ shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the “Distribution Agreements.” The Distributor is a wholly owned subsidiary of U.S. Bancorp.
     Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.
     Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Institutions”) which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.
     U.S. Bancorp Investment Services, Inc. (“USBI”), a broker-dealer affiliated with the Advisor, is a Participating Institution. The Advisor pays USBI up to 0.25% of the portion of each Fund’s average daily net assets attributable to

Class Y shares for which USBI is responsible, in connection with USBI’s provision of shareholder support services. Such amounts paid to USBI by the Advisor will not affect any agreement by the Advisor to limit expenses of each Fund.
     Under the Distribution Agreements, the Funds pay the Distributor distribution and/or shareholder servicing fees in connection with Class A, Class B, Class C, Class D, and Reserve shares. The Distributor also receives contingent deferred sales charges received upon redemptions of Class B and Class C shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class I, Class Y, Class Z, and Institutional Investor shares.
     The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF’s Rule 12b-1 Plans of Distribution or in any agreement related to such plans.
     The Distributor received the following compensation from the Funds during the Funds’ most recent fiscal year ended August 31, 2010:
Fiscal Year Ended August 31, 2010

	Net Underwriting	Compensation on
	Discounts and	Redemptions and	Brokerage	Other
Fund	Commissions	Repurchases	Commissions	Compensation[1]

Government Obligations Fund	None	None	None	$
Prime Obligations Fund	None	None	None
Tax Free Obligations Fund	None	None	None
Treasury Obligations Fund	None	None	None
U.S. Treasury Money Market Fund	None	None	None

[1]	Fees paid by the Funds under FAF’s Rule 12b-1 Distribution and Service Plan are provided below. The Distributor is also compensated from fees earned by U.S. Bancorp Fund Services, LLC, under a separate arrangement as part of the Sub-Administration Agreement between FAF Advisors and U.S. Bancorp Fund Services, LLC.
     FAF has also adopted Plans of Distribution with respect to the Class A, Class B, Class C, Class D, and Reserve shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a “compensation-type” plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.
     The Class A shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.
     The Class B shares pay to the Distributor a shareholder-servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The shareholder-servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The Class B Shares also pay to the

Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.
     The Class C shares pay to the Distributor a shareholder-servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.
     The Class D shares of each Fund pay a distribution fee to the Distributor monthly at the annual rate of 0.15% of each Fund’s Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on average daily net assets of Class D shares of each Fund for that month.
     The Reserve shares pay to the Distributor a distribution fee at an annual rate of 0.50% of the average daily net assets of the Reserve shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Reserve shares. This fee is calculated and paid each month based on average daily net assets of Reserve shares of the Treasury Obligations Fund for that month.
     The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A, Class B, Class C, Class D, and Reserve shares of the Funds. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.
     For the fiscal year ended August 31, 2010, the Funds paid the following 12b-1 fees to the Distributor with respect to the Class A shares, Class B shares, Class C shares, Class D shares, and Reserve shares of the Funds. The table also describes the activities for which such payments were used. As noted above, no 12b-1 fees are paid with respect to Class I shares, Class Y shares, Class Z shares, and Institutional Investor shares.

	Total 12b-1	Amount	Compensation Paid
	Fees Paid to	Retained by	to Participating
Fund	Distributor	Distributor[1]	Intermediaries	Other[2]

Government Obligations Fund
Class A	$	$	$	$
Class D

Prime Obligations Fund
Class A
Class B
Class C
Class D

Tax Free Obligations Fund
Class A
Class D

Treasury Obligations Fund

	Total 12b-1	Amount	Compensation Paid
	Fees Paid to	Retained by	to Participating
Fund	Distributor	Distributor[1]	Intermediaries	Other[2]

Class A
Class D
Reserve

U.S. Money Market Fund
Class A
Class D

[1]	The amounts retained by the Distributor are used to pay for various distribution and shareholder servicing expenses, including advertising, marketing, wholesaler support, and printing prospectuses.

[2]	The Distributor has entered into an arrangement whereby sales commissions payable to Participating Intermediaries with respect to sales of Class B shares of the Funds are financed by an unaffiliated party. Under this financing arrangement, the Distributor may assign certain amounts, including 12b-1 fees that it is entitled to receive pursuant to the Plan, to the third-party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to Participating Intermediaries is made by the unaffiliated third-party lender from the amounts assigned.
Custodian and Independent Registered Public Accounting Firm
     Custodian
     U.S. Bank (the “Custodian”), 60 Livingston Avenue, St. Paul, MN 55101, acts as custodian of the Funds’ assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association (“First Trust”) and the Funds. First Trust’s rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds’ order.
     Independent Registered Public Accounting Firm
     Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds’ independent registered public accounting firm, providing audit services, including audits of the annual financial statements.
Proxy Voting
     The Funds invest exclusively in non-voting securities.
Portfolio Transactions
     As the Funds’ portfolios are almost exclusively composed of debt, rather than equity securities, most of the Funds’ portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds’ shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

     Decisions with respect to placement of the Funds’ portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish brokerage and research products and services to the Advisor. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy.
     The research products and services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.
     The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any “formula” that must be followed in connection with the placement of Fund portfolio transactions in exchange for brokerage and research products and services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with brokerage and research products and services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.
     No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the board of directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.
     When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.
     During the fiscal year ended August 31, 2010, the Funds paid no brokerage commissions to any brokers, including affiliated brokers. At August 31, 2010, the following Funds held securities of broker-dealers which are deemed to be “regular brokers or dealers” of the Funds under the 1940 Act (or of such broker-dealers’ parent companies) in the following amounts:

	Government		Treasury	U.S. Treasury
	Obligations	Prime Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund
Bank of America (commercial paper)	$	$	$	$
Bank of America (notes)
Bank of America (repurchase agreements)

	Government		Treasury	U.S. Treasury
	Obligations	Prime Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund
Barclays (certificates of deposit)
Barclays (repurchase agreements)
BNP Paribas (certificates of deposit)
BNP Paribas (commercial paper)
BNP Paribas (repurchase agreements)
Calyon (certificates of deposit)
Calyon (repurchase agreements)
Citigroup (commercial paper)
Credit Suisse (repurchase agreements)
Deutsche Bank (certificates of deposit)
Deutsche Bank (repurchase agreements)
Goldman Sachs (notes)
Goldman Sachs (repurchase agreements)
Greenwich Capital (repurchase agreements)
HSBC (notes)
HSBC (repurchase agreements)
Morgan Stanley (repurchase agreements)
UBS Financial (certificates of deposit)
UBS Financial (commercial paper)
UBS Financial (repurchase agreements)
Goldman Sachs (money market fund)
Capital Stock
     Each share of the Funds’ $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.
     Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.
     The Bylaws of FAF provide that annual shareholders’ meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.
     As of October 4, 2010, the directors and officers of FAF as a group owned less than one percent of each Fund’s outstanding shares and the Funds were aware that the persons set forth in the following table owned of record five percent or more of the outstanding shares of each class of stock of the Funds.

	Class A	Class B	Class C	Class D	Class I	Class Y	Class Z	Reserve	Inst. Investor

GOVERNMENT OBLIGATIONS

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

	Class A	Class B	Class C	Class D	Class I	Class Y	Class Z	Reserve	Inst. Investor

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787
Net Asset Value and Public Offering Price
     The public offering price of the shares of a Fund generally equals the Fund’s net asset value. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange (“NYSE”) is open for business and may be calculated before 3:30 pm Central time if the bond markets close early, as discussed in the Prospectuses. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. The Funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the Funds’ portfolio instruments are open, and the Funds’ management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds’ net asset value per share may be affected on days when investors may not purchase or redeem shares. On August 31, 2010, the net asset value per share for the Funds was calculated as set forth below.

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

Government Obligations Fund
Class A	$		$
Class D
Class Y
Class Z
Institutional Investor Shares

Prime Obligations Fund
Class A
Class B
Class C
Class D
Class I
Class Y
Class Z
Institutional Investor Shares

Tax Free Obligations Fund
Class A
Class D

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

Class Y
Class Z
Institutional Investor Shares

Treasury Obligations Fund
Class A
Class D
Class Y
Class Z
Institutional Investor Shares
Reserve Shares

U.S. Money Market Fund
Class A
Class D
Class Y
Class Z
Institutional Investor Shares
Valuation of Portfolio Securities
     The Funds’ portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.
     The valuation of the Funds’ portfolio instruments based upon their amortized cost and the concomitant maintenance of each Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which each Fund must adhere to certain conditions, including the conditions described above under “Investment Restrictions — Additional Restrictions.” It is the normal practice of the Funds to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The board of directors must establish procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of each Fund to maintain a per share net asset value of $1.00. Such procedures will include review of each Fund’s portfolio holdings at such intervals as the board of directors may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the board of directors determines that a deviation which may have such a result exists, they will take such corrective action as they regard as necessary and appropriate.
Taxes
     Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Code. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

     Each Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds’ net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.
     Under the Code, each Fund is required to withhold 28% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.
Special Considerations for Tax Free Obligations Fund
     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund.
     For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.
     The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund’s portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.
Additional Information about Purchasing and Redeeming Shares
Additional Charges
     Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.
Receipt of Orders by Financial Intermediaries
     The Funds have authorized one or more Intermediaries to receive purchase and redemption orders on the Funds’ behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order. An order will be priced at the applicable Fund’s net asset value next computed after the order is received by an authorized Intermediary or the Intermediary’s authorized designee and accepted by the Fund.

Redeeming Shares By Telephone
     A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check, by ACH transaction, or by wire transfer.
     Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder’s request, redemption proceeds will be paid by check and mailed to the shareholder’s address of record, or ACH or wire transferred to the shareholder’s account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. ACH and wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.
     In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include recording of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.
Redeeming Shares By Mail
     Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder’s name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.
     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:
•	a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);

•	a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

•	a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

•	any other “eligible guarantor institution,” as defined in the Securities Exchange Act of 1934.
     The Funds do not accept signatures guaranteed by a notary public.

     The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.
Redeeming Shares By Checking Account — Class A Shares Only
     At the shareholder’s request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder’s bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.
Redemption Before Purchase Instruments Clear
     When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.
Systematic Exchange Program
     You may make automatic monthly exchanges of Class A, Class B, or Class C shares of a Fund for the same class of shares of another First American Fund. To set up a systematic exchange program, you initially purchase an amount of Class A, Class B, or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B, or Class C shares that you specify will then be exchanged for shares of the other fund within the same class. Exchanges of Class A shares will be subject to the applicable sales charge imposed by the fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a contingent deferred sales charge (“CDSC”). However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.
Exchanging Shares among Fund Families
     The Funds are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the Funds’ distributor or transfer agent. If you are using one of the Funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. In addition, you may be subject to the following CDSC schedules of such fund family, also described below and believed to be current through the date of this SAI.
     Country Funds
     Class A shareholders of participating Country Funds that were eligible to purchase Class A shares at NAV because the total amount they had invested in the Country Funds was at least $1 million may be subject to a CDSC of 1.00% on shares sold within 18 months after purchase. See the Country Funds’ Prospectus and SAI for more information.

Quaker Funds
     Class B shares have a CDSC that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. You may be subject to a 5.00% CDSC if you redeem within the first year from your purchase, 4.00% within the second year from your purchase, 3.00% within the third or fourth year from your purchase, 2.00% within the fifth year from your purchase, and 1.00% within the sixth year from your purchase. Class C shares have a CDSC of 1.00% for any shares redeemed within thirteen months of purchase. The CDSC may be waived under certain circumstances. See the Quaker Funds’ Prospectus and SAI for more information.
     If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.
Research Requests
     The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.
Short-Term Ratings
     The Funds’ investments are limited to securities that, at the time of acquisition, are “Eligible Securities.” Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor’s, or Prime-1 or Prime-2 by Moody’s, and unrated securities of comparable quality.
Standard & Poor’s
     A-1. A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     A-2. A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
Moody’s
     Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Financial Statements
     The financial statements of FAF included in its Annual Report to shareholders for the fiscal period ended August 31, 2010, are incorporated herein by reference.

FIRST AMERICAN FUNDS, INC.
PART C: OTHER INFORMATION
Item 28. Exhibits
(a)(1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).
(a)(2) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).
(a)(3) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).
(a)(4) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).
(a)(5) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).
(a)(6) Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).
(a)(7) Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).
(a)(8) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).
(a)(9) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10) Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).
(a)(11) Certificate of Designation filed February 23, 2006, designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).
(a)(12) Articles of Correction to Certificate of Designation filed February 23, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).
(b) Bylaws, as amended September 19, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).
(c) Not applicable.
(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).
(d)(2) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).
(d)(3) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).
(d)(4) Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).
(e)(1) Distribution Agreement dated July 1, 2007, between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).
(e)(2) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).
(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended December 2008 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).

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(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Summary of Terms as amended December 2008 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).
(g)(1) Custody Agreement dated July 1, 2006, between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).
(g)(2) Amendment to Custody Agreement dated July 1, 2007 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).
(g)(3) Amendment to Custody Agreement dated February 19, 2009 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).
(h)(1) Administration Agreement dated as of July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).
(h)(2) Amended Schedule A to Administration Agreement, dated July 1, 2010, between Registrant and FAF Advisors, Inc.*
(h)(3) Sub-Administration Agreement effective as of July 1, 2005, by and between FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management Inc.) and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).
(h)(4) Transfer Agent and Shareholder Servicing Agreement dated as of September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).
(h)(5) Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective July 1, 2010.*
(h)(6) Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended effective February 22, 2006, between Registrant and FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc.) for Class A, Class D, Class I, Class Y, Institutional Investor, and Reserve shares (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).
(h)(7) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. — Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

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(h)(8) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. — Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).
(i)	Opinion and Consent of Dorsey & Whitney LLP.*

(j)	Consent of Ernst & Young LLP.**

(k)	Not applicable.

(l)	Not applicable.
(m) Amended and Restated Distribution and Service Plan effective September 19, 2006, for Class A, Class B, Class C, Class D, and Reserve shares (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).
(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective July 1, 2010.*
(o) Reserved.
(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).
(p)(2) FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).
(p)(3) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).
(q) Power of Attorney dated February 18, 2009 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).

*	Filed herewith.

**	To be filed by subsequent amendment.
Item 29. Persons Controlled by or Under Common Control with the Fund
Not applicable.

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Item 30. Indemnification
The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors’ conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser
Information on the business of the Registrant’s investment adviser, FAF Advisors, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

5

     Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. (“FAF Advisors”), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. (“FAIF”), First American Funds, Inc. (“FAF”), First American Strategy Funds, Inc. (“FASF”), and eight closed-end funds advised by FAF Advisors—American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. — II, American Strategic Income Portfolio Inc. — III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds (“FACEF”), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Investment Officer, FAF Advisors, Minneapolis, MN (August 2007 to present).
     Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).
     Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present).
     Frank L. Wheeler, Head of distribution, FAF Advisors, Minneapolis, MN (April 2007 to present).
     David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).
     Cynthia C. DeRuyter, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (since March 2010); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (since June 2010).
     John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).
Item 32. Principal Underwriters
     Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:

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Academy Fund Trust	First American Investment Funds, Inc.	Muhlenkamp (Wexford Trust)
ActivePassive Funds	First American Strategy Funds, Inc.	Newgate Capital
AIP Alternative Strategies Funds	Fort Pitt Capital Group, Inc.	Nicholas Funds
Akre Funds	Fund X Funds	Osterweis Funds
Akros Absolute Return Fund	Fusion Funds, LLC	Perkins Capital Management
Al Frank Funds	Geneva Advisors All Cap Growth Fund	Permanent Portfolio Funds
Allied Asset Advisors Funds	Gerstein Fischer Funds	Perritt Opportunities Funds
Alpine Equity Trust	Glenmede Fund, Inc.	Phocas Financial Funds
Alpine Income Trust	Glenmede Portfolios	PIA Funds
Alpine Series Trust	Greenspring Fund	Portfolio 21
American Trust	Grubb & Ellis	Primecap Odyssey Funds
Appleton Group	Guinness Atkinson Funds	Prospector Funds
Artio Global Funds	Harding Loevner Funds	Purisima Funds
Ascentia Funds	Hennessy Funds, Inc	Quaker Investment Trust
Brandes Investment Trust	Hennessy Mutual Funds, Inc.	Rainier Funds
Brandywine Blue Funds, Inc.	Hodges Fund	Rigel Capital, LLC
Brazos Mutual Funds	Hotchkis and Wiley Funds	Rockland Funds Trust
Bridges Investment Fund, Inc.	Huber Funds	Schooner Investment Group
Buffalo Funds	Intrepid Capital Management	Smead Value Fund
CAN SLIM Select Growth Fund	Jacob Internet Fund Inc.	Snow Fund
Capital Advisors Funds	Jensen Portfolio	Stephens Management Co.
Chase Funds	Keystone Mutual Funds	Structured Investment Fund
Congress Fund	Kiewit Investment Fund L.P.	Teberg Fund
Cookson Peirce	Kirr Marbach Partners Funds, Inc	Thompson Plumb (TIM)
Counterpoint Select Fund	LKCM Funds	Thunderstorm Mutual Funds
Country Funds	Marketfield Fund	TIFF Investment Program, Inc.
Davidson Funds	Masters’ Select Fund Trust	Tygh Capital Management
DSM Capital Funds	Matrix Asset Advisors, Inc.	USA Mutual Funds
Edgar Lomax Value Fund	McCarthy Fund	Villere Fund
Empiric Funds, Inc.	Monetta Fund, Inc.	Windopane Advisors, LLC
FIMCO Funds	Monetta Trust	Wisconsin Capital Funds, Inc.
First American Funds, Inc.	MP63 Fund	W Y Funds
The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

Position and
	Position and Offices with	Offices with
Name	Underwriter	Registrant
James R. Schoenike	President, Board Member, General Securities Principal and FINRA Executive Officer	None

Joe D. Redwine	Board Member	None

Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

7

Position and
	Position and Offices with	Offices with
Name	Underwriter	Registrant
Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

Susan L. La Fond	Treasurer	None

John P. Kinsella	Assistant Treasurer	None

Andrew M. Strnad	Secretary	None

Teresa Cowan	Assistant Secretary, General Securities Principal and Chief Compliance Officer	None
Item 33. Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

8

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 23rd day of August, 2010.

FIRST AMERICAN FUNDS, INC.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on August 23, 2010.

SIGNATURE	TITLE

/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr.	President

/s/ Charles D. Gariboldi, Jr. Charles D. Gariboldi, Jr.	Treasurer (principal financial/accounting officer)

* Benjamin R. Field, III	Director

* Victoria J. Herget	Director

* Roger A. Gibson	Director

* John P. Kayser	Director

* Leonard W. Kedrowski	Director

* Richard K. Riederer	Director

* Joseph D. Strauss	Director

* Virginia L. Stringer	Director

* James M. Wade	Director

*	Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel Richard J. Ertel	Attorney-in-Fact

Index to Exhibits

Exhibit Number	Name of Exhibit
(h)(2)	Amended Schedule A to Administration Agreement

(h)(5)	Exhibit A to Transfer Agent and Shareholder Servicing Agreement

(i)	Opinion and Consent of Dorsey & Whitney LLP

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3

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